UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® California Municipal Income Fund	6.41%	6.58%	4.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® California Municipal Income Fund, a class of the fund, on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade bonds - advanced 5.01% for the 12-month period ending February 28, 2013. By comparison, taxable investment-grade debt gained 3.12%, according to the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged that many issuers, particularly states, saw a recovery in revenues to pre-2009 levels and the overall muni default rate declined and remained low. Even with a surge in refinancing activity, the net new supply of muni bonds was muted. As for demand, munis drew heavy interest from investors seeking bonds with a yield advantage versus comparable-quality taxable bonds, and from those looking for high-quality fixed-income securities as a relative safe haven amid disappointing U.S. economic growth, the debt crisis in Europe and global economic malaise. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of the debt of most Puerto Rico issuers to borderline investment grade. Although selling subsided in early 2013, munis posted only modest returns during these months, as the threat of a limit to their federal tax exemption lingered.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Municipal Income Fund: For the year, the fund's Retail Class shares returned 6.41%, while the Barclays California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 6.03%. Our overweighting in health care bonds was a plus because the sector was one of the muni market's biggest gainers. The fund was also helped by an overweighting in zero-coupon bonds, which generally outpaced the benchmark thanks to strong demand from investors seeking bonds offering higher rates of interest and muted supply, as California issuers refrained from taking on additional long-term debt. Decisions that detracted included an out-of-index stake in Puerto Rico bonds, which suffered a significant sell-off in December when Moody's downgraded its general obligation debt, and the debt of several related issuers, to one level above speculative grade. Elsewhere, our underweighting in state general obligation bonds (GOs) was somewhat detrimental, as these securities, buoyed by improving sentiment about the state's credit outlook, outperformed the California muni market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,025.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.72%
Actual		$ 1,000.00	$ 1,026.00	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class B	1.38%
Actual		$ 1,000.00	$ 1,022.70	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class C	1.54%
Actual		$ 1,000.00	$ 1,021.90	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,027.40	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,026.90	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.7	49.2
Health Care	13.1	12.8
Transportation	8.9	9.2
Special Tax	5.6	5.2
Education	5.2	5.3
Weighted Average Maturity as of February 28, 2013
		6 months ago
Years	6.0	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	6.6	7.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
AAA 2.3%	AAA 2.8%
AA,A 77.2%	AA,A 77.5%
BBB 14.3%	BBB 12.5%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 1.9%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
California - 95.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 406
5% 8/1/18	330	351
5% 8/1/19	555	587
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,551
Series 2012 A:
5% 8/1/24	1,000	1,174
5% 8/1/25	1,245	1,447
5% 8/1/27	300	345
5% 8/1/28	400	456
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,153
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,506
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	947
5.4% 10/1/24 (AMBAC Insured)	4,585	5,205
5.45% 10/1/25 (AMBAC Insured)	5,160	5,842
Series 2013 A:
5% 10/1/24	5,000	6,118
5% 10/1/25	5,245	6,370
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,955
5% 12/1/20 (AMBAC Insured)	2,810	3,079
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,894
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,088
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,236
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,079
0% 9/1/22 (FSA Insured)	5,150	3,764
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,485
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,837
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,651
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,309
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,392
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,934
5% 6/1/25	4,355	5,272
5% 6/1/27	2,755	3,290
5% 6/1/28	3,045	3,614
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,158
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,358
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,478
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,092
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,830
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	902
0% 8/1/18 (AMBAC Insured)	2,000	1,728
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	5,064
Series AI, 5% 12/1/25	2,700	3,344
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,119
5% 7/1/22	3,800	4,272
5.25% 7/1/14	695	740
5.25% 7/1/21	9,910	12,137
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,140
6% 3/1/38	1,000	1,122
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,682
5% 2/1/17	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,093
Series 2010 A, 5% 10/1/25	5,860	6,610
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,064
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,286
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,687
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	958
4% 9/1/21	1,000	1,101
4% 9/1/22	740	807
4% 9/1/23	1,080	1,170
4% 9/1/24	1,125	1,218
5% 9/1/19	400	478
5% 9/1/39	5,000	5,420
California Gen. Oblig.:
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	3,498
5% 3/1/15	2,130	2,320
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,667
5% 9/1/17	750	843
5% 3/1/19	3,000	3,533
5% 2/1/22	9,400	11,742
5% 8/1/22	1,500	1,710
5% 10/1/22	1,355	1,613
5% 11/1/22	1,600	1,869
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,271
5% 12/1/22	3,500	4,090
5% 2/1/23	1,095	1,134
5% 2/1/23	25,000	30,587
5% 2/1/26	720	722
5% 3/1/26	2,800	3,085
5% 6/1/26	2,600	2,801
5% 6/1/31	2,000	2,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,084
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 11/1/24	2,800	2,876
5.125% 2/1/26	2,800	2,900
5.25% 2/1/14	120	122
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,005
5.25% 10/1/14	140	140
5.25% 10/1/17	105	105
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,309
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	790
5.25% 2/1/20	215	219
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,725
5.25% 2/1/22	1,620	1,649
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	408
5.25% 9/1/23	7,200	8,842
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,832
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,053
5.25% 4/1/30	35	35
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	4,106
5.25% 3/1/38	11,375	12,817
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,171
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,384
5.5% 11/1/34	2,535	2,987
5.5% 11/1/39	1,810	2,117
6% 4/1/18	1,570	1,948
6% 3/1/33	20,050	24,975
6% 4/1/38	1,190	1,426
6.5% 4/1/33	11,650	14,490
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,050	2,216
Series 2008 L, 5.125% 7/1/22	2,255	2,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2009 E, 5.625% 7/1/25	$ 11,000	$ 12,610
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,593
Series 2009, 5% 8/15/39	5,000	5,517
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,922
5% 11/15/23	2,000	2,311
5% 11/15/24	4,500	5,170
5% 11/15/34	3,150	3,462
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,286
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,240
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	118
6.5% 10/1/38	4,910	5,914
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,350
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,562
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,982
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,268
Series 2008 A3, 5.5% 11/15/40	3,090	3,662
Series 2011 A, 5% 3/1/20	3,250	3,811
Series 2011 D:
5% 8/15/22	900	1,089
5% 8/15/23	700	843
5% 8/15/24	1,250	1,503
5% 8/15/25	2,000	2,352
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,147
5% 12/1/32	1,000	1,056
5% 12/1/42	3,000	3,107
Series 2005, 5% 10/1/33	7,235	7,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	$ 5,000	$ 5,448
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	343
5% 7/1/20	500	568
5.125% 7/1/23	1,150	1,282
5.75% 7/1/40	5,155	5,702
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,183
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,527
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,439
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,021
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,628
5% 6/1/14	2,000	2,108
5.25% 6/1/24	5,400	5,765
5.25% 6/1/25	5,000	5,333
5.25% 6/1/30	4,000	4,207
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,896
Series 2006 G:
5% 11/1/20	1,825	2,018
5% 11/1/21	2,020	2,219
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,061
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	1,000	1,065
5.5% 6/1/17	9,980	10,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,455	$ 2,736
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,291
Series 2011 C:
5% 10/1/27	9,530	10,992
5.25% 10/1/24	4,170	4,965
5.25% 10/1/25	2,875	3,413
5.75% 10/1/31	4,000	4,796
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,328
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	662
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,824
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,338
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,434
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,069
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,992
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,150
5.125% 6/1/29	5,000	5,222
5.5% 6/1/19	2,000	2,122
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	4,961
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,462
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,737
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,102
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,196
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,165	$ 5,686
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,889
Series 2006 E:
5% 10/1/23	2,410	2,722
5.25% 10/1/21	2,900	3,344
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,994
5% 9/1/24	1,865	2,188
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,176
5% 4/1/25	5,300	6,242
Series 2012 G, 5% 11/1/25	2,500	2,891
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,580
5% 12/1/23	2,800	3,286
Series 2009 G1, 5.75% 10/1/30	1,800	2,124
Series 2009 I:
5.5% 11/1/23	1,535	1,822
6.125% 11/1/29	1,200	1,475
6.25% 11/1/21	2,000	2,516
6.375% 11/1/34	3,000	3,688
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,417
5.75% 11/1/28	6,525	7,736
6% 11/1/40	7,240	8,435
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,431
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,474
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	1,800	1,822
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series 2003 A, 5.25% 7/1/35	$ 1,180	$ 1,233
Series 2005 G, 5.25% 7/1/13	1,475	1,497
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	140
5% 8/15/19	50	58
5.75% 8/15/38	3,000	3,370
6.25% 8/15/33	2,500	2,904
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,568
Series 2007 A:
4.75% 4/1/33	2,000	2,120
5% 4/1/31	4,900	5,304
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,232
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	4,020
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,351
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,225
Series 2005 A:
5% 7/1/39	3,515	3,652
5.25% 7/1/30	4,500	4,736
Series 2005 H, 5.25% 7/1/25	5,765	6,119
Series 2012 A, 5% 4/1/42	2,800	3,149
5.375% 6/1/26	2,510	2,940
6% 6/1/33	3,020	3,650
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	980
0% 5/1/16	1,365	1,312
0% 5/1/17	1,155	1,080
0% 5/1/18	1,335	1,211
0% 5/1/19	1,000	871
0% 5/1/34 (a)	5,300	4,374
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 1,160
5% 11/1/25 (AMBAC Insured)	3,820	4,415
5% 11/1/33 (AMBAC Insured)	5,000	5,675
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,834
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,365
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,269
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,609
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,856
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,827
5% 3/1/24	2,000	2,427
5% 3/1/25	2,000	2,411
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	735
5% 9/1/28	1,250	1,396
5% 9/1/32	1,125	1,244
5% 9/1/35	585	639
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,693
5% 8/1/25 (FSA Insured)	1,435	1,650
5% 8/1/26 (FSA Insured)	2,000	2,295
5% 8/1/27 (FSA Insured)	1,785	2,043
5% 8/1/31 (FSA Insured)	5,000	5,700
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,767
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,731
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,592
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,119
Cupertino California Union School District:
5% 8/1/18	1,735	2,099
5% 8/1/19	1,120	1,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	$ 655	$ 663
5% 9/1/14 (AMBAC Insured)	690	712
5% 9/1/15 (AMBAC Insured)	725	759
5% 9/1/18 (AMBAC Insured)	835	884
5% 9/1/20 (AMBAC Insured)	925	963
5% 9/1/22 (AMBAC Insured)	1,020	1,058
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,261
6% 3/1/20 (FSA Insured)	1,000	1,180
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,525
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,526
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,934
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	969
0% 10/1/25 (AMBAC Insured)	1,665	915
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	747
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,240
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,297
0% 11/1/16 (Escrowed to Maturity)	3,500	3,401
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,221
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,622
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,053
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,381
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,741
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 3,552
Series C, 5% 8/1/36	10,000	11,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	24,070
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,162
5.875% 1/15/27	4,000	4,116
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,630
5.875% 1/15/29	4,000	4,098
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,664
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46 (b)	10,000	10,798
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,130
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,609
5% 6/1/45	12,125	12,624
5% 6/1/45	2,775	2,889
Series 2007 A1:
5% 6/1/13	1,000	1,009
5% 6/1/14	2,000	2,094
5% 6/1/15	1,000	1,082
5% 6/1/45 (FSA Insured)	235	245
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,309
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,936
5% 9/2/23	1,000	1,171
5% 9/2/25	500	573
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	500
5% 8/1/22	450	550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. - continued (Election of 2001 Proj.):
5% 8/1/23	$ 485	$ 588
5% 8/1/24	1,000	1,200
5% 8/1/26	1,370	1,624
5% 8/1/28	760	889
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,504
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,154
Series 2005 A, 5% 12/1/14	4,500	4,781
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,184
5% 8/1/25	1,000	1,173
5% 8/1/26	1,000	1,166
5% 8/1/27	1,000	1,158
5% 8/1/28	1,000	1,147
5% 8/1/29	1,000	1,140
5% 8/1/30	1,000	1,136
5% 8/1/31	1,000	1,133
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,375
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,821
0% 6/1/31 (FSA Insured)	9,750	4,299
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,276
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,702
Series A, 5.75% 8/1/33	2,800	3,306
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,292
Series 2009 A, 5.5% 8/1/29	1,000	1,180
Series 2010 C, 5.25% 8/1/39	1,300	1,564
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,966
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,372
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Concert Hall Parking Garage Proj.):
5% 3/1/23	$ 1,600	$ 1,884
(Disney Parking Proj.):
0% 3/1/13	6,490	6,490
0% 9/1/14 (AMBAC Insured)	3,860	3,803
0% 3/1/18	3,000	2,726
0% 3/1/19	3,200	2,787
0% 3/1/20	1,000	829
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,654
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,068
5.375% 9/1/17 (FSA Insured)	1,095	1,117
5.375% 9/1/18 (FSA Insured)	1,155	1,178
5.375% 9/1/19 (FSA Insured)	1,210	1,233
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,705
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,113
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,427
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,561
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,067
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,474
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,183
Series 2012 C, 5% 3/1/26	3,000	3,467
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,191
Series 2007 A1, 4.5% 1/1/28	6,900	7,602
Series 2011 A1, 5% 7/1/21	10,510	13,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	$ 10,000	$ 11,866
Series 2012 B, 5% 6/1/28	4,800	5,745
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,780
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,733
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	551
5% 7/1/39	4,095	4,414
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,613
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	789
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,564
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,781
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,569
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,639
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,232
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,708
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	965
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	878
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,068
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	793
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,864
5% 9/1/25	1,000	1,108
5% 9/1/26	1,155	1,277
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Valley Unified School District: - continued
Series 2008, 0% 9/1/32 (FSA Insured)	$ 5,000	$ 1,988
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,393
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,046
12% 8/1/17 (FSA Insured)	1,000	1,453
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,109
Series 2011 A, 6% 12/1/40	3,000	3,603
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,815
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,118
5% 9/1/17 (AMBAC Insured)	2,735	3,118
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,306
Northern California Transmission Agcy. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,198
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,244
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,432
Series 2012, 5% 1/15/25	3,460	4,074
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,185
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,008
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,265
6.5% 8/1/24	1,220	1,419
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,443
5% 2/1/23	5,000	5,819
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	$ 4,735	$ 4,742
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,873
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,579
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	751
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,662
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,288
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,559
Series 2011 O, 5% 5/1/22 (d)	4,500	5,217
Series 2012 P:
5% 5/1/22 (d)	2,500	2,952
5% 5/1/24 (d)	2,820	3,268
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,377
Series B:
0% 8/1/33	4,840	1,929
0% 8/1/35	9,000	3,199
0% 8/1/37	6,325	1,997
0% 8/1/38	20,710	6,145
0% 8/1/40	5,000	1,323
0% 8/1/41	5,000	1,257
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,069
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,546
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,736
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,904
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,047
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 3,740	$ 3,794
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,882
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,376
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,367
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,282
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,737
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,028
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,018
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,281
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,054
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,110
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,830	4,933
Series 2012 Y, 5% 8/15/27	2,800	3,354
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,967
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,062
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,175
6.5% 8/1/28	2,445	3,037
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,238
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,771
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,422
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,988
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	$ 3,300	$ 3,752
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,229
5% 11/15/17 (AMBAC Insured)	2,000	2,224
5% 11/15/18 (AMBAC Insured)	2,000	2,218
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,267
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (Escrowed to Maturity) (d)	1,000	1,058
5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,602
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,687
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,067
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,033
Series 2008 C:
0% 7/1/40	15,985	4,492
0% 7/1/42	16,185	4,145
Series 2008 E, 0% 7/1/47 (a)	8,700	3,617
Series C:
0% 7/1/46	13,500	2,871
0% 7/1/47	4,000	812
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	946
5% 8/1/19	1,115	1,252
5% 8/1/21	800	896
5% 8/1/23	1,000	1,109
5% 8/1/24	750	826
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	$ 1,000	$ 1,156
6.625% 8/1/39	1,000	1,165
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,428
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,098
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,980
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,790
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,792
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,711
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,842
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,009
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,345
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,670
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,489
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,750	1,944
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,308
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,955
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,592
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,750
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,489
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,017
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	972
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,376
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,084
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,678
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,583
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,208
0% 9/1/22 (AMBAC Insured)	2,900	2,079
0% 9/1/25 (AMBAC Insured)	6,800	4,177
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Pre-Refunded to 4/1/13 @ 100)	5,015	5,033
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	573
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,674
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,909
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,607
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,371
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,451
5% 7/1/24 (FSA Insured)	1,350	1,540
5% 7/1/25 (FSA Insured)	1,060	1,204
5% 7/1/26 (FSA Insured)	1,110	1,255
5% 7/1/27 (FSA Insured)	1,065	1,196
5% 1/1/29 (FSA Insured)	600	668
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,883
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	$ 5,000	$ 5,508
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,929
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,826
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,008
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,580
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,993
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	918
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,391
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,482
4% 5/15/20	615	697
5% 5/15/19	2,830	3,380
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,019
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,777
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	789
5.5% 5/15/24 (AMBAC Insured)	370	372
Series 2009 O, 5.75% 5/15/34	9,900	11,874
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,201
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,108
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,087
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,501
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	9,165
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Pub. Fing. Auth. Series 2013 A: - continued
5% 11/1/25	$ 1,000	$ 1,187
5% 11/1/26	1,000	1,180
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,303
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,283
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,334
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,193
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	544
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,021
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,426
6.25% 7/1/39	7,015	8,049
Series 2010 A, 5.5% 7/1/38	3,100	3,403
Series A:
5% 7/1/23	1,460	1,579
5% 7/1/25	1,665	1,777
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,727
Series 2012, 5% 8/1/32	8,265	9,472
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,945
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,480
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,528
		1,885,096
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	710
5.875% 10/1/18	1,565	1,742
		2,452
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.062% 7/1/21 (FGIC Insured) (c)	4,600	4,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,618
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	698
		12,719
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,632
Series 2009 B, 5% 10/1/25	1,500	1,644
Series A, 5.25% 10/1/15	1,255	1,342
		4,618
TOTAL MUNICIPAL BONDS (Cost $1,741,675)		1,904,885
Municipal Notes - 1.0%

California - 1.0%
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13 (Cost $19,101)	19,000	19,110
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,760,776)		1,923,995
NET OTHER ASSETS (LIABILITIES) - 2.5%		50,227
NET ASSETS - 100%		$ 1,974,222
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	50.7%
Health Care	13.1%
Transportation	8.9%
Special Tax	5.6%
Education	5.2%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	11.4%
100.0%
* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,760,776)		$ 1,923,995
Cash		61,069
Receivable for fund shares sold		1,034
Interest receivable		19,458
Prepaid expenses		3
Other receivables		9
Total assets		2,005,568

Liabilities
Payable for investments purchased Regular delivery	$ 3,568
Delayed delivery	23,015
Payable for fund shares redeemed	1,909
Distributions payable	1,865
Accrued management fee	597
Distribution and service plan fees payable	34
Other affiliated payables	301
Other payables and accrued expenses	57
Total liabilities		31,346

Net Assets		$ 1,974,222
Net Assets consist of:
Paid in capital		$ 1,833,587
Undistributed net investment income		1,604
Accumulated undistributed net realized gain (loss) on investments		(24,188)
Net unrealized appreciation (depreciation) on investments		163,219
Net Assets		$ 1,974,222

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,758 ÷ 4,283.1 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class T: Net Asset Value and redemption price per share ($5,668 ÷ 434.4 shares)	$ 13.05

Maximum offering price per share (100/96.00 of $13.05)	$ 13.59
Class B: Net Asset Value and offering price per share ($1,203 ÷ 92.5 shares)A	$ 13.01

Class C: Net Asset Value and offering price per share ($24,035 ÷ 1,849.2 shares)A	$ 13.00

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,854,611 ÷ 142,655.5 shares)	$ 13.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,947 ÷ 2,529.1 shares)	$ 13.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Interest		$ 79,489

Expenses
Management fee	$ 6,987
Transfer agent fees	1,401
Distribution and service plan fees	400
Accounting fees and expenses	350
Custodian fees and expenses	23
Independent trustees' compensation	7
Registration fees	94
Audit	56
Legal	9
Miscellaneous	14
Total expenses before reductions	9,341
Expense reductions	(67)	9,274
Net investment income (loss)		70,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,033
Change in net unrealized appreciation (depreciation) on investment securities		46,026
Net gain (loss)		47,059
Net increase (decrease) in net assets resulting from operations		$ 117,274

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,215	$ 68,544
Net realized gain (loss)	1,033	1,321
Change in net unrealized appreciation (depreciation)	46,026	143,858
Net increase (decrease) in net assets resulting from operations	117,274	213,723
Distributions to shareholders from net investment income	(69,192)	(68,520)
Distributions to shareholders from net realized gain	(237)	-
Total distributions	(69,429)	(68,520)
Share transactions - net increase (decrease)	70,635	170,835
Redemption fees	14	11
Total increase (decrease) in net assets	118,494	316,049

Net Assets
Beginning of period	1,855,728	1,539,679
End of period (including undistributed net investment income of $1,604 and undistributed net investment income of $859, respectively)	$ 1,974,222	$ 1,855,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) C	.436	.464	.470	.472	.459
Net realized and unrealized gain (loss)	.324	1.049	(.252)	.486	(.224)
Total from investment operations	.760	1.513	.218	.958	.235
Distributions from net investment income	(.428)	(.463)	(.467)	(.468)	(.461)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.430)	(.463)	(.468)	(.468)	(.465)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Total Return A,B	6.08%	13.26%	1.79%	8.57%	2.04%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.77%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.77%	.76%	.74%	.77%	.74%
Net investment income (loss)	3.38%	3.82%	3.93%	4.05%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 53	$ 40	$ 44	$ 34
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Income from Investment Operations
Net investment income (loss) C	.440	.463	.473	.477	.464
Net realized and unrealized gain (loss)	.323	1.049	(.245)	.486	(.227)
Total from investment operations	.763	1.512	.228	.963	.237
Distributions from net investment income	(.432)	(.462)	(.467)	(.473)	(.463)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.433) G	(.462)	(.468)	(.473)	(.467)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Total Return A,B	6.09%	13.21%	1.87%	8.59%	2.05%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.78%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.75%	.78%	.75%	.73%	.73%
Expenses net of all reductions	.74%	.78%	.75%	.73%	.72%
Net investment income (loss)	3.41%	3.81%	3.93%	4.09%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 4	$ 6	$ 7
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.358	.388	.395	.397	.387
Net realized and unrealized gain (loss)	.325	1.051	(.253)	.488	(.228)
Total from investment operations	.683	1.439	.142	.885	.159
Distributions from net investment income	(.351)	(.389)	(.391)	(.395)	(.385)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.353)	(.389)	(.392)	(.395)	(.389)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Total Return A,B	5.45%	12.58%	1.15%	7.90%	1.38%
Ratios to Average Net Assets D
Expenses before reductions	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of fee waivers, if any	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of all reductions	1.37%	1.38%	1.38%	1.40%	1.40%
Net investment income (loss)	2.78%	3.21%	3.29%	3.42%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 4
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) C	.337	.369	.378	.384	.374
Net realized and unrealized gain (loss)	.325	1.051	(.252)	.488	(.225)
Total from investment operations	.662	1.420	.126	.872	.149
Distributions from net investment income	(.330)	(.370)	(.376)	(.382)	(.375)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.332)	(.370)	(.376) G	(.382)	(.379)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Total Return A,B	5.28%	12.42%	1.02%	7.78%	1.29%
Ratios to Average Net Assets D
Expenses before reductions	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of fee waivers, if any	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.48%
Net investment income (loss)	2.62%	3.05%	3.16%	3.30%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 17	$ 19	$ 12
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) B	.475	.499	.504	.506	.495
Net realized and unrealized gain (loss)	.325	1.040	(.252)	.497	(.227)
Total from investment operations	.800	1.539	.252	1.003	.268
Distributions from net investment income	(.468)	(.499)	(.501)	(.503)	(.494)
Distributions from net realized gain	(.002)	-	(.001)	- E	(.004)
Total distributions	(.470)	(.499)	(.502)	(.503)	(.498)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Total Return A	6.41%	13.52%	2.08%	9.00%	2.33%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.47%	.46%
Net investment income (loss)	3.69%	4.12%	4.21%	4.34%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,855	$ 1,741	$ 1,456	$ 1,560	$ 1,427
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) B	.465	.492	.500	.503	.491
Net realized and unrealized gain (loss)	.324	1.049	(.255)	.496	(.226)
Total from investment operations	.789	1.541	.245	.999	.265
Distributions from net investment income	(.458)	(.491)	(.495)	(.499)	(.491)
Distributions from net realized gain	(.002)	-	(.001)	- E	(.004)
Total distributions	(.459) G	(.491)	(.495) F	(.499)	(.495)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Total Return A	6.31%	13.51%	2.02%	8.94%	2.30%
Ratios to Average Net Assets C
Expenses before reductions	.54%	.53%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.54%	.53%	.51%	.51%	.49%
Expenses net of all reductions	.54%	.53%	.51%	.51%	.48%
Net investment income (loss)	3.61%	4.05%	4.16%	4.31%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 33	$ 21	$ 62	$ 19
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

G Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 166,914
Gross unrealized depreciation	(1,901)
Net unrealized appreciation (depreciation) on securities and other investments	$ 165,013

Tax Cost	$ 1,758,982

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (22,498)
Net unrealized appreciation (depreciation)	$ 165,013

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (20,618)
2018	(1,880)
Total capital loss carryforward	$ (22,498)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Tax-exempt Income	$ 69,192	$ 68,520
Ordinary Income	237	-
Total	$ 69,429	$ 68,520

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,063 and $160,886, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 135	$ 15
Class T	-%	.25%	13	-*
Class B	.65%	.25%	13	9
Class C	.75%	.25%	239	51
			$ 400	$ 75

* Amount represents Fifty Five Dollars

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	4
Class C*	5
$ 20

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 70.13
Class T	5.10
Class B	1.08
Class C	34.14
California Municipal Income	1,240.07
Institutional Class	51.15
	$ 1,401

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22 and $45, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2013	2012A
From net investment income
Class A	$ 1,790	$ 1,685
Class T	176	170
Class B	40	57
Class C	613	588
California Municipal Income	65,366	64,936
Institutional Class	1,207	1,084
Total	$ 69,192	$ 68,520
From net realized gain
Class A	$ 7	$ -
Class T	1	-
Class C	3	-
California Municipal Income	222	-
Institutional Class	4	-
Total	$ 237	$ -

A February 29, 2012.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2013	2012A	2013	2012A
Class A
Shares sold	1,040	1,492	$ 13,391	$ 18,169
Reinvestment of distributions	95	98	1,221	1,193
Shares redeemed	(994)	(858)	(12,759)	(10,352)
Net increase (decrease)	141	732	$ 1,853	$ 9,010
Class T
Shares sold	90	134	$ 1,156	$ 1,641
Reinvestment of distributions	11	12	146	145
Shares redeemed	(88)	(66)	(1,124)	(800)
Net increase (decrease)	13	80	$ 178	$ 986
Class B
Shares sold	7	11	$ 95	$ 118
Reinvestment of distributions	2	2	21	26
Shares redeemed	(49)	(44)	(633)	(522)
Net increase (decrease)	(40)	(31)	$ (517)	$ (378)
Class C
Shares sold	342	479	$ 4,378	$ 5,860
Reinvestment of distributions	30	30	384	359
Shares redeemed	(334)	(188)	(4,286)	(2,259)
Net increase (decrease)	38	321	$ 476	$ 3,960
California Municipal Income
Shares sold	25,814	24,652	$ 332,551	$ 298,179
Reinvestment of distributions	3,362	3,519	43,294	42,616
Shares redeemed	(23,848)	(16,049)	(306,664)	(192,817)
Net increase (decrease)	5,328	12,122	$ 69,181	$ 147,978
Institutional Class
Shares sold	870	1,322	$ 11,203	$ 16,026
Reinvestment of distributions	54	51	700	622
Shares redeemed	(960)	(605)	(12,439)	(7,369)
Net increase (decrease)	(36)	768	$ (536)	$ 9,279

A February 29, 2012.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013 100% of the fund's income dividends was free from federal income tax, and 5.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that there was a portfolio management change for the fund in December 2011. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

CFL-UANN-0413
1.790911.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	1.83%	5.40%	4.19%
Class T (incl. 4.00% sales charge)	1.84%	5.41%	4.14%
Class B (incl. contingent deferred sales charge) B	0.45%	5.28%	4.09%
Class C (incl. contingent deferred sales charge) C	4.28%	5.47%	3.78%

A Effective April 1, 2007 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12-b1 fee.

B Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Class A on February 28, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade bonds - advanced 5.01% for the 12-month period ending February 28, 2013. By comparison, taxable investment-grade debt gained 3.12%, according to the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged that many issuers, particularly states, saw a recovery in revenues to pre-2009 levels and the overall muni default rate declined and remained low. Even with a surge in refinancing activity, the net new supply of muni bonds was muted. As for demand, munis drew heavy interest from investors seeking bonds with a yield advantage versus comparable-quality taxable bonds, and from those looking for high-quality fixed-income securities as a relative safe haven amid disappointing U.S. economic growth, the debt crisis in Europe and global economic malaise. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of the debt of most Puerto Rico issuers to borderline investment grade. Although selling subsided in early 2013, munis posted only modest returns during these months, as the threat of a limit to their federal tax exemption lingered.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 6.08%, 6.09%, 5.45% and 5.28%, respectively (excluding sales charges), while the Barclays California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 6.03%. Our overweighting in health care bonds was a plus because the sector was one of the muni market's biggest gainers. The fund was also helped by an overweighting in zero-coupon bonds, which generally outpaced the benchmark thanks to strong demand from investors seeking bonds offering higher rates of interest and muted supply, as California issuers refrained from taking on additional long-term debt. Decisions that detracted included an out-of-index stake in Puerto Rico bonds, which suffered a significant sell-off in December when Moody's downgraded its general obligation debt, and the debt of several related issuers, to one level above speculative grade. Elsewhere, our underweighting in state general obligation bonds (GOs) was somewhat detrimental, as these securities, buoyed by improving sentiment about the state's credit outlook, outperformed the California muni market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,025.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.72%
Actual		$ 1,000.00	$ 1,026.00	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class B	1.38%
Actual		$ 1,000.00	$ 1,022.70	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class C	1.54%
Actual		$ 1,000.00	$ 1,021.90	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,027.40	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,026.90	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.7	49.2
Health Care	13.1	12.8
Transportation	8.9	9.2
Special Tax	5.6	5.2
Education	5.2	5.3
Weighted Average Maturity as of February 28, 2013
		6 months ago
Years	6.0	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	6.6	7.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
AAA 2.3%	AAA 2.8%
AA,A 77.2%	AA,A 77.5%
BBB 14.3%	BBB 12.5%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 1.9%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
California - 95.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 406
5% 8/1/18	330	351
5% 8/1/19	555	587
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,551
Series 2012 A:
5% 8/1/24	1,000	1,174
5% 8/1/25	1,245	1,447
5% 8/1/27	300	345
5% 8/1/28	400	456
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,153
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,506
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	947
5.4% 10/1/24 (AMBAC Insured)	4,585	5,205
5.45% 10/1/25 (AMBAC Insured)	5,160	5,842
Series 2013 A:
5% 10/1/24	5,000	6,118
5% 10/1/25	5,245	6,370
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,955
5% 12/1/20 (AMBAC Insured)	2,810	3,079
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,894
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,088
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,236
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,079
0% 9/1/22 (FSA Insured)	5,150	3,764
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,485
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,837
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,651
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,309
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,392
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,934
5% 6/1/25	4,355	5,272
5% 6/1/27	2,755	3,290
5% 6/1/28	3,045	3,614
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,158
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,358
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,478
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,092
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,830
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	902
0% 8/1/18 (AMBAC Insured)	2,000	1,728
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	5,064
Series AI, 5% 12/1/25	2,700	3,344
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,119
5% 7/1/22	3,800	4,272
5.25% 7/1/14	695	740
5.25% 7/1/21	9,910	12,137
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,140
6% 3/1/38	1,000	1,122
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,682
5% 2/1/17	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,093
Series 2010 A, 5% 10/1/25	5,860	6,610
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,064
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,286
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,687
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	958
4% 9/1/21	1,000	1,101
4% 9/1/22	740	807
4% 9/1/23	1,080	1,170
4% 9/1/24	1,125	1,218
5% 9/1/19	400	478
5% 9/1/39	5,000	5,420
California Gen. Oblig.:
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	3,498
5% 3/1/15	2,130	2,320
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,667
5% 9/1/17	750	843
5% 3/1/19	3,000	3,533
5% 2/1/22	9,400	11,742
5% 8/1/22	1,500	1,710
5% 10/1/22	1,355	1,613
5% 11/1/22	1,600	1,869
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,271
5% 12/1/22	3,500	4,090
5% 2/1/23	1,095	1,134
5% 2/1/23	25,000	30,587
5% 2/1/26	720	722
5% 3/1/26	2,800	3,085
5% 6/1/26	2,600	2,801
5% 6/1/31	2,000	2,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,084
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 11/1/24	2,800	2,876
5.125% 2/1/26	2,800	2,900
5.25% 2/1/14	120	122
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,005
5.25% 10/1/14	140	140
5.25% 10/1/17	105	105
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,309
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	790
5.25% 2/1/20	215	219
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,725
5.25% 2/1/22	1,620	1,649
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	408
5.25% 9/1/23	7,200	8,842
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,832
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,053
5.25% 4/1/30	35	35
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	4,106
5.25% 3/1/38	11,375	12,817
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,171
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,384
5.5% 11/1/34	2,535	2,987
5.5% 11/1/39	1,810	2,117
6% 4/1/18	1,570	1,948
6% 3/1/33	20,050	24,975
6% 4/1/38	1,190	1,426
6.5% 4/1/33	11,650	14,490
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,050	2,216
Series 2008 L, 5.125% 7/1/22	2,255	2,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2009 E, 5.625% 7/1/25	$ 11,000	$ 12,610
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,593
Series 2009, 5% 8/15/39	5,000	5,517
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,922
5% 11/15/23	2,000	2,311
5% 11/15/24	4,500	5,170
5% 11/15/34	3,150	3,462
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,286
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,240
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	118
6.5% 10/1/38	4,910	5,914
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,350
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,562
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,982
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,268
Series 2008 A3, 5.5% 11/15/40	3,090	3,662
Series 2011 A, 5% 3/1/20	3,250	3,811
Series 2011 D:
5% 8/15/22	900	1,089
5% 8/15/23	700	843
5% 8/15/24	1,250	1,503
5% 8/15/25	2,000	2,352
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,147
5% 12/1/32	1,000	1,056
5% 12/1/42	3,000	3,107
Series 2005, 5% 10/1/33	7,235	7,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	$ 5,000	$ 5,448
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	343
5% 7/1/20	500	568
5.125% 7/1/23	1,150	1,282
5.75% 7/1/40	5,155	5,702
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,183
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,527
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,439
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,021
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,628
5% 6/1/14	2,000	2,108
5.25% 6/1/24	5,400	5,765
5.25% 6/1/25	5,000	5,333
5.25% 6/1/30	4,000	4,207
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,896
Series 2006 G:
5% 11/1/20	1,825	2,018
5% 11/1/21	2,020	2,219
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,061
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	1,000	1,065
5.5% 6/1/17	9,980	10,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,455	$ 2,736
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,291
Series 2011 C:
5% 10/1/27	9,530	10,992
5.25% 10/1/24	4,170	4,965
5.25% 10/1/25	2,875	3,413
5.75% 10/1/31	4,000	4,796
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,328
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	662
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,824
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,338
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,434
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,069
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,992
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,150
5.125% 6/1/29	5,000	5,222
5.5% 6/1/19	2,000	2,122
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	4,961
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,462
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,737
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,102
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,196
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,165	$ 5,686
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,889
Series 2006 E:
5% 10/1/23	2,410	2,722
5.25% 10/1/21	2,900	3,344
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,994
5% 9/1/24	1,865	2,188
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,176
5% 4/1/25	5,300	6,242
Series 2012 G, 5% 11/1/25	2,500	2,891
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,580
5% 12/1/23	2,800	3,286
Series 2009 G1, 5.75% 10/1/30	1,800	2,124
Series 2009 I:
5.5% 11/1/23	1,535	1,822
6.125% 11/1/29	1,200	1,475
6.25% 11/1/21	2,000	2,516
6.375% 11/1/34	3,000	3,688
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,417
5.75% 11/1/28	6,525	7,736
6% 11/1/40	7,240	8,435
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,431
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,474
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	1,800	1,822
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series 2003 A, 5.25% 7/1/35	$ 1,180	$ 1,233
Series 2005 G, 5.25% 7/1/13	1,475	1,497
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	140
5% 8/15/19	50	58
5.75% 8/15/38	3,000	3,370
6.25% 8/15/33	2,500	2,904
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,568
Series 2007 A:
4.75% 4/1/33	2,000	2,120
5% 4/1/31	4,900	5,304
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,232
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	4,020
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,351
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,225
Series 2005 A:
5% 7/1/39	3,515	3,652
5.25% 7/1/30	4,500	4,736
Series 2005 H, 5.25% 7/1/25	5,765	6,119
Series 2012 A, 5% 4/1/42	2,800	3,149
5.375% 6/1/26	2,510	2,940
6% 6/1/33	3,020	3,650
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	980
0% 5/1/16	1,365	1,312
0% 5/1/17	1,155	1,080
0% 5/1/18	1,335	1,211
0% 5/1/19	1,000	871
0% 5/1/34 (a)	5,300	4,374
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 1,160
5% 11/1/25 (AMBAC Insured)	3,820	4,415
5% 11/1/33 (AMBAC Insured)	5,000	5,675
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,834
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,365
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,269
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,609
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,856
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,827
5% 3/1/24	2,000	2,427
5% 3/1/25	2,000	2,411
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	735
5% 9/1/28	1,250	1,396
5% 9/1/32	1,125	1,244
5% 9/1/35	585	639
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,693
5% 8/1/25 (FSA Insured)	1,435	1,650
5% 8/1/26 (FSA Insured)	2,000	2,295
5% 8/1/27 (FSA Insured)	1,785	2,043
5% 8/1/31 (FSA Insured)	5,000	5,700
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,767
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,731
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,592
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,119
Cupertino California Union School District:
5% 8/1/18	1,735	2,099
5% 8/1/19	1,120	1,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	$ 655	$ 663
5% 9/1/14 (AMBAC Insured)	690	712
5% 9/1/15 (AMBAC Insured)	725	759
5% 9/1/18 (AMBAC Insured)	835	884
5% 9/1/20 (AMBAC Insured)	925	963
5% 9/1/22 (AMBAC Insured)	1,020	1,058
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,261
6% 3/1/20 (FSA Insured)	1,000	1,180
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,525
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,526
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,934
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	969
0% 10/1/25 (AMBAC Insured)	1,665	915
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	747
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,240
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,297
0% 11/1/16 (Escrowed to Maturity)	3,500	3,401
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,221
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,622
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,053
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,381
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,741
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 3,552
Series C, 5% 8/1/36	10,000	11,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	24,070
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,162
5.875% 1/15/27	4,000	4,116
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,630
5.875% 1/15/29	4,000	4,098
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,664
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46 (b)	10,000	10,798
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,130
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,609
5% 6/1/45	12,125	12,624
5% 6/1/45	2,775	2,889
Series 2007 A1:
5% 6/1/13	1,000	1,009
5% 6/1/14	2,000	2,094
5% 6/1/15	1,000	1,082
5% 6/1/45 (FSA Insured)	235	245
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,309
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,936
5% 9/2/23	1,000	1,171
5% 9/2/25	500	573
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	500
5% 8/1/22	450	550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. - continued (Election of 2001 Proj.):
5% 8/1/23	$ 485	$ 588
5% 8/1/24	1,000	1,200
5% 8/1/26	1,370	1,624
5% 8/1/28	760	889
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,504
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,154
Series 2005 A, 5% 12/1/14	4,500	4,781
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,184
5% 8/1/25	1,000	1,173
5% 8/1/26	1,000	1,166
5% 8/1/27	1,000	1,158
5% 8/1/28	1,000	1,147
5% 8/1/29	1,000	1,140
5% 8/1/30	1,000	1,136
5% 8/1/31	1,000	1,133
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,375
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,821
0% 6/1/31 (FSA Insured)	9,750	4,299
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,276
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,702
Series A, 5.75% 8/1/33	2,800	3,306
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,292
Series 2009 A, 5.5% 8/1/29	1,000	1,180
Series 2010 C, 5.25% 8/1/39	1,300	1,564
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,966
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,372
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Concert Hall Parking Garage Proj.):
5% 3/1/23	$ 1,600	$ 1,884
(Disney Parking Proj.):
0% 3/1/13	6,490	6,490
0% 9/1/14 (AMBAC Insured)	3,860	3,803
0% 3/1/18	3,000	2,726
0% 3/1/19	3,200	2,787
0% 3/1/20	1,000	829
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,654
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,068
5.375% 9/1/17 (FSA Insured)	1,095	1,117
5.375% 9/1/18 (FSA Insured)	1,155	1,178
5.375% 9/1/19 (FSA Insured)	1,210	1,233
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,705
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,113
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,427
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,561
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,067
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,474
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,183
Series 2012 C, 5% 3/1/26	3,000	3,467
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,191
Series 2007 A1, 4.5% 1/1/28	6,900	7,602
Series 2011 A1, 5% 7/1/21	10,510	13,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	$ 10,000	$ 11,866
Series 2012 B, 5% 6/1/28	4,800	5,745
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,780
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,733
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	551
5% 7/1/39	4,095	4,414
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,613
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	789
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,564
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,781
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,569
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,639
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,232
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,708
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	965
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	878
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,068
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	793
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,864
5% 9/1/25	1,000	1,108
5% 9/1/26	1,155	1,277
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Valley Unified School District: - continued
Series 2008, 0% 9/1/32 (FSA Insured)	$ 5,000	$ 1,988
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,393
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,046
12% 8/1/17 (FSA Insured)	1,000	1,453
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,109
Series 2011 A, 6% 12/1/40	3,000	3,603
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,815
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,118
5% 9/1/17 (AMBAC Insured)	2,735	3,118
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,306
Northern California Transmission Agcy. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,198
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,244
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,432
Series 2012, 5% 1/15/25	3,460	4,074
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,185
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,008
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,265
6.5% 8/1/24	1,220	1,419
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,443
5% 2/1/23	5,000	5,819
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	$ 4,735	$ 4,742
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,873
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,579
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	751
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,662
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,288
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,559
Series 2011 O, 5% 5/1/22 (d)	4,500	5,217
Series 2012 P:
5% 5/1/22 (d)	2,500	2,952
5% 5/1/24 (d)	2,820	3,268
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,377
Series B:
0% 8/1/33	4,840	1,929
0% 8/1/35	9,000	3,199
0% 8/1/37	6,325	1,997
0% 8/1/38	20,710	6,145
0% 8/1/40	5,000	1,323
0% 8/1/41	5,000	1,257
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,069
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,546
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,736
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,904
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,047
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 3,740	$ 3,794
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,882
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,376
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,367
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,282
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,737
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,028
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,018
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,281
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,054
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,110
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,830	4,933
Series 2012 Y, 5% 8/15/27	2,800	3,354
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,967
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,062
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,175
6.5% 8/1/28	2,445	3,037
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,238
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,771
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,422
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,988
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	$ 3,300	$ 3,752
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,229
5% 11/15/17 (AMBAC Insured)	2,000	2,224
5% 11/15/18 (AMBAC Insured)	2,000	2,218
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,267
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (Escrowed to Maturity) (d)	1,000	1,058
5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,602
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,687
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,067
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,033
Series 2008 C:
0% 7/1/40	15,985	4,492
0% 7/1/42	16,185	4,145
Series 2008 E, 0% 7/1/47 (a)	8,700	3,617
Series C:
0% 7/1/46	13,500	2,871
0% 7/1/47	4,000	812
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	946
5% 8/1/19	1,115	1,252
5% 8/1/21	800	896
5% 8/1/23	1,000	1,109
5% 8/1/24	750	826
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	$ 1,000	$ 1,156
6.625% 8/1/39	1,000	1,165
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,428
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,098
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,980
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,790
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,792
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,711
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,842
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,009
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,345
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,670
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,489
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,750	1,944
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,308
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,955
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,592
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,750
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,489
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,017
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	972
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,376
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,084
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,678
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,583
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,208
0% 9/1/22 (AMBAC Insured)	2,900	2,079
0% 9/1/25 (AMBAC Insured)	6,800	4,177
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Pre-Refunded to 4/1/13 @ 100)	5,015	5,033
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	573
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,674
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,909
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,607
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,371
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,451
5% 7/1/24 (FSA Insured)	1,350	1,540
5% 7/1/25 (FSA Insured)	1,060	1,204
5% 7/1/26 (FSA Insured)	1,110	1,255
5% 7/1/27 (FSA Insured)	1,065	1,196
5% 1/1/29 (FSA Insured)	600	668
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,883
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	$ 5,000	$ 5,508
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,929
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,826
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,008
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,580
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,993
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	918
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,391
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,482
4% 5/15/20	615	697
5% 5/15/19	2,830	3,380
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,019
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,777
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	789
5.5% 5/15/24 (AMBAC Insured)	370	372
Series 2009 O, 5.75% 5/15/34	9,900	11,874
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,201
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,108
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,087
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,501
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	9,165
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Pub. Fing. Auth. Series 2013 A: - continued
5% 11/1/25	$ 1,000	$ 1,187
5% 11/1/26	1,000	1,180
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,303
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,283
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,334
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,193
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	544
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,021
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,426
6.25% 7/1/39	7,015	8,049
Series 2010 A, 5.5% 7/1/38	3,100	3,403
Series A:
5% 7/1/23	1,460	1,579
5% 7/1/25	1,665	1,777
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,727
Series 2012, 5% 8/1/32	8,265	9,472
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,945
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,480
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,528
		1,885,096
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	710
5.875% 10/1/18	1,565	1,742
		2,452
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.062% 7/1/21 (FGIC Insured) (c)	4,600	4,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,618
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	698
		12,719
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,632
Series 2009 B, 5% 10/1/25	1,500	1,644
Series A, 5.25% 10/1/15	1,255	1,342
		4,618
TOTAL MUNICIPAL BONDS (Cost $1,741,675)		1,904,885
Municipal Notes - 1.0%

California - 1.0%
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13 (Cost $19,101)	19,000	19,110
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,760,776)		1,923,995
NET OTHER ASSETS (LIABILITIES) - 2.5%		50,227
NET ASSETS - 100%		$ 1,974,222
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	50.7%
Health Care	13.1%
Transportation	8.9%
Special Tax	5.6%
Education	5.2%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	11.4%
100.0%
* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,760,776)		$ 1,923,995
Cash		61,069
Receivable for fund shares sold		1,034
Interest receivable		19,458
Prepaid expenses		3
Other receivables		9
Total assets		2,005,568

Liabilities
Payable for investments purchased Regular delivery	$ 3,568
Delayed delivery	23,015
Payable for fund shares redeemed	1,909
Distributions payable	1,865
Accrued management fee	597
Distribution and service plan fees payable	34
Other affiliated payables	301
Other payables and accrued expenses	57
Total liabilities		31,346

Net Assets		$ 1,974,222
Net Assets consist of:
Paid in capital		$ 1,833,587
Undistributed net investment income		1,604
Accumulated undistributed net realized gain (loss) on investments		(24,188)
Net unrealized appreciation (depreciation) on investments		163,219
Net Assets		$ 1,974,222

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,758 ÷ 4,283.1 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class T: Net Asset Value and redemption price per share ($5,668 ÷ 434.4 shares)	$ 13.05

Maximum offering price per share (100/96.00 of $13.05)	$ 13.59
Class B: Net Asset Value and offering price per share ($1,203 ÷ 92.5 shares)A	$ 13.01

Class C: Net Asset Value and offering price per share ($24,035 ÷ 1,849.2 shares)A	$ 13.00

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,854,611 ÷ 142,655.5 shares)	$ 13.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,947 ÷ 2,529.1 shares)	$ 13.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Interest		$ 79,489

Expenses
Management fee	$ 6,987
Transfer agent fees	1,401
Distribution and service plan fees	400
Accounting fees and expenses	350
Custodian fees and expenses	23
Independent trustees' compensation	7
Registration fees	94
Audit	56
Legal	9
Miscellaneous	14
Total expenses before reductions	9,341
Expense reductions	(67)	9,274
Net investment income (loss)		70,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,033
Change in net unrealized appreciation (depreciation) on investment securities		46,026
Net gain (loss)		47,059
Net increase (decrease) in net assets resulting from operations		$ 117,274

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,215	$ 68,544
Net realized gain (loss)	1,033	1,321
Change in net unrealized appreciation (depreciation)	46,026	143,858
Net increase (decrease) in net assets resulting from operations	117,274	213,723
Distributions to shareholders from net investment income	(69,192)	(68,520)
Distributions to shareholders from net realized gain	(237)	-
Total distributions	(69,429)	(68,520)
Share transactions - net increase (decrease)	70,635	170,835
Redemption fees	14	11
Total increase (decrease) in net assets	118,494	316,049

Net Assets
Beginning of period	1,855,728	1,539,679
End of period (including undistributed net investment income of $1,604 and undistributed net investment income of $859, respectively)	$ 1,974,222	$ 1,855,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) C	.436	.464	.470	.472	.459
Net realized and unrealized gain (loss)	.324	1.049	(.252)	.486	(.224)
Total from investment operations	.760	1.513	.218	.958	.235
Distributions from net investment income	(.428)	(.463)	(.467)	(.468)	(.461)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.430)	(.463)	(.468)	(.468)	(.465)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Total Return A,B	6.08%	13.26%	1.79%	8.57%	2.04%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.77%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.77%	.76%	.74%	.77%	.74%
Net investment income (loss)	3.38%	3.82%	3.93%	4.05%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 53	$ 40	$ 44	$ 34
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Income from Investment Operations
Net investment income (loss) C	.440	.463	.473	.477	.464
Net realized and unrealized gain (loss)	.323	1.049	(.245)	.486	(.227)
Total from investment operations	.763	1.512	.228	.963	.237
Distributions from net investment income	(.432)	(.462)	(.467)	(.473)	(.463)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.433) G	(.462)	(.468)	(.473)	(.467)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Total Return A,B	6.09%	13.21%	1.87%	8.59%	2.05%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.78%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.75%	.78%	.75%	.73%	.73%
Expenses net of all reductions	.74%	.78%	.75%	.73%	.72%
Net investment income (loss)	3.41%	3.81%	3.93%	4.09%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 4	$ 6	$ 7
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.358	.388	.395	.397	.387
Net realized and unrealized gain (loss)	.325	1.051	(.253)	.488	(.228)
Total from investment operations	.683	1.439	.142	.885	.159
Distributions from net investment income	(.351)	(.389)	(.391)	(.395)	(.385)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.353)	(.389)	(.392)	(.395)	(.389)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Total Return A,B	5.45%	12.58%	1.15%	7.90%	1.38%
Ratios to Average Net Assets D
Expenses before reductions	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of fee waivers, if any	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of all reductions	1.37%	1.38%	1.38%	1.40%	1.40%
Net investment income (loss)	2.78%	3.21%	3.29%	3.42%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 4
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) C	.337	.369	.378	.384	.374
Net realized and unrealized gain (loss)	.325	1.051	(.252)	.488	(.225)
Total from investment operations	.662	1.420	.126	.872	.149
Distributions from net investment income	(.330)	(.370)	(.376)	(.382)	(.375)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.332)	(.370)	(.376) G	(.382)	(.379)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Total Return A,B	5.28%	12.42%	1.02%	7.78%	1.29%
Ratios to Average Net Assets D
Expenses before reductions	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of fee waivers, if any	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.48%
Net investment income (loss)	2.62%	3.05%	3.16%	3.30%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 17	$ 19	$ 12
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) B	.475	.499	.504	.506	.495
Net realized and unrealized gain (loss)	.325	1.040	(.252)	.497	(.227)
Total from investment operations	.800	1.539	.252	1.003	.268
Distributions from net investment income	(.468)	(.499)	(.501)	(.503)	(.494)
Distributions from net realized gain	(.002)	-	(.001)	- E	(.004)
Total distributions	(.470)	(.499)	(.502)	(.503)	(.498)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Total Return A	6.41%	13.52%	2.08%	9.00%	2.33%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.47%	.46%
Net investment income (loss)	3.69%	4.12%	4.21%	4.34%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,855	$ 1,741	$ 1,456	$ 1,560	$ 1,427
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) B	.465	.492	.500	.503	.491
Net realized and unrealized gain (loss)	.324	1.049	(.255)	.496	(.226)
Total from investment operations	.789	1.541	.245	.999	.265
Distributions from net investment income	(.458)	(.491)	(.495)	(.499)	(.491)
Distributions from net realized gain	(.002)	-	(.001)	- E	(.004)
Total distributions	(.459) G	(.491)	(.495) F	(.499)	(.495)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Total Return A	6.31%	13.51%	2.02%	8.94%	2.30%
Ratios to Average Net Assets C
Expenses before reductions	.54%	.53%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.54%	.53%	.51%	.51%	.49%
Expenses net of all reductions	.54%	.53%	.51%	.51%	.48%
Net investment income (loss)	3.61%	4.05%	4.16%	4.31%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 33	$ 21	$ 62	$ 19
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

G Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 166,914
Gross unrealized depreciation	(1,901)
Net unrealized appreciation (depreciation) on securities and other investments	$ 165,013

Tax Cost	$ 1,758,982

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (22,498)
Net unrealized appreciation (depreciation)	$ 165,013

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (20,618)
2018	(1,880)
Total capital loss carryforward	$ (22,498)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Tax-exempt Income	$ 69,192	$ 68,520
Ordinary Income	237	-
Total	$ 69,429	$ 68,520

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Annual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,063 and $160,886, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 135	$ 15
Class T	-%	.25%	13	-*
Class B	.65%	.25%	13	9
Class C	.75%	.25%	239	51
			$ 400	$ 75

* Amount represents Fifty Five Dollars

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	4
Class C*	5
$ 20

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 70.13
Class T	5.10
Class B	1.08
Class C	34.14
California Municipal Income	1,240.07
Institutional Class	51.15
	$ 1,401

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22 and $45, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2013	2012A
From net investment income
Class A	$ 1,790	$ 1,685
Class T	176	170
Class B	40	57
Class C	613	588
California Municipal Income	65,366	64,936
Institutional Class	1,207	1,084
Total	$ 69,192	$ 68,520
From net realized gain
Class A	$ 7	$ -
Class T	1	-
Class C	3	-
California Municipal Income	222	-
Institutional Class	4	-
Total	$ 237	$ -

A February 29, 2012.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2013	2012A	2013	2012A
Class A
Shares sold	1,040	1,492	$ 13,391	$ 18,169
Reinvestment of distributions	95	98	1,221	1,193
Shares redeemed	(994)	(858)	(12,759)	(10,352)
Net increase (decrease)	141	732	$ 1,853	$ 9,010
Class T
Shares sold	90	134	$ 1,156	$ 1,641
Reinvestment of distributions	11	12	146	145
Shares redeemed	(88)	(66)	(1,124)	(800)
Net increase (decrease)	13	80	$ 178	$ 986
Class B
Shares sold	7	11	$ 95	$ 118
Reinvestment of distributions	2	2	21	26
Shares redeemed	(49)	(44)	(633)	(522)
Net increase (decrease)	(40)	(31)	$ (517)	$ (378)
Class C
Shares sold	342	479	$ 4,378	$ 5,860
Reinvestment of distributions	30	30	384	359
Shares redeemed	(334)	(188)	(4,286)	(2,259)
Net increase (decrease)	38	321	$ 476	$ 3,960
California Municipal Income
Shares sold	25,814	24,652	$ 332,551	$ 298,179
Reinvestment of distributions	3,362	3,519	43,294	42,616
Shares redeemed	(23,848)	(16,049)	(306,664)	(192,817)
Net increase (decrease)	5,328	12,122	$ 69,181	$ 147,978
Institutional Class
Shares sold	870	1,322	$ 11,203	$ 16,026
Reinvestment of distributions	54	51	700	622
Shares redeemed	(960)	(605)	(12,439)	(7,369)
Net increase (decrease)	(36)	768	$ (536)	$ 9,279

A February 29, 2012.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 5.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that there was a portfolio management change for the fund in December 2011. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-UANN-0413
1.790905.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2013

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.31%	6.53%	4.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Institutional Class on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade bonds - advanced 5.01% for the 12-month period ending February 28, 2013. By comparison, taxable investment-grade debt gained 3.12%, according to the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged that many issuers, particularly states, saw a recovery in revenues to pre-2009 levels and the overall muni default rate declined and remained low. Even with a surge in refinancing activity, the net new supply of muni bonds was muted. As for demand, munis drew heavy interest from investors seeking bonds with a yield advantage versus comparable-quality taxable bonds, and from those looking for high-quality fixed-income securities as a relative safe haven amid disappointing U.S. economic growth, the debt crisis in Europe and global economic malaise. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of the debt of most Puerto Rico issuers to borderline investment grade. Although selling subsided in early 2013, munis posted only modest returns during these months, as the threat of a limit to their federal tax exemption lingered.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Institutional Class shares returned 6.31%, while the Barclays California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 6.03%. Our overweighting in health care bonds was a plus because the sector was one of the muni market's biggest gainers. The fund was also helped by an overweighting in zero-coupon bonds, which generally outpaced the benchmark thanks to strong demand from investors seeking bonds offering higher rates of interest and muted supply, as California issuers refrained from taking on additional long-term debt. Decisions that detracted included an out-of-index stake in Puerto Rico bonds, which suffered a significant sell-off in December when Moody's downgraded its general obligation debt, and the debt of several related issuers, to one level above speculative grade. Elsewhere, our underweighting in state general obligation bonds (GOs) was somewhat detrimental as these securities, buoyed by improving sentiment about the state's credit outlook, outperformed the California muni market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,025.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.72%
Actual		$ 1,000.00	$ 1,026.00	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class B	1.38%
Actual		$ 1,000.00	$ 1,022.70	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class C	1.54%
Actual		$ 1,000.00	$ 1,021.90	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,027.40	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,026.90	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.7	49.2
Health Care	13.1	12.8
Transportation	8.9	9.2
Special Tax	5.6	5.2
Education	5.2	5.3
Weighted Average Maturity as of February 28, 2013
		6 months ago
Years	6.0	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	6.6	7.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
AAA 2.3%	AAA 2.8%
AA,A 77.2%	AA,A 77.5%
BBB 14.3%	BBB 12.5%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 1.9%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
California - 95.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 406
5% 8/1/18	330	351
5% 8/1/19	555	587
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,551
Series 2012 A:
5% 8/1/24	1,000	1,174
5% 8/1/25	1,245	1,447
5% 8/1/27	300	345
5% 8/1/28	400	456
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,153
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,506
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	947
5.4% 10/1/24 (AMBAC Insured)	4,585	5,205
5.45% 10/1/25 (AMBAC Insured)	5,160	5,842
Series 2013 A:
5% 10/1/24	5,000	6,118
5% 10/1/25	5,245	6,370
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,955
5% 12/1/20 (AMBAC Insured)	2,810	3,079
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,894
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,088
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,236
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,079
0% 9/1/22 (FSA Insured)	5,150	3,764
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,485
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,837
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,651
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,309
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,392
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,934
5% 6/1/25	4,355	5,272
5% 6/1/27	2,755	3,290
5% 6/1/28	3,045	3,614
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,158
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,358
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,478
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,092
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,830
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	902
0% 8/1/18 (AMBAC Insured)	2,000	1,728
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	5,064
Series AI, 5% 12/1/25	2,700	3,344
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,119
5% 7/1/22	3,800	4,272
5.25% 7/1/14	695	740
5.25% 7/1/21	9,910	12,137
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,140
6% 3/1/38	1,000	1,122
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,682
5% 2/1/17	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,093
Series 2010 A, 5% 10/1/25	5,860	6,610
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,064
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,286
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,687
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	958
4% 9/1/21	1,000	1,101
4% 9/1/22	740	807
4% 9/1/23	1,080	1,170
4% 9/1/24	1,125	1,218
5% 9/1/19	400	478
5% 9/1/39	5,000	5,420
California Gen. Oblig.:
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	3,498
5% 3/1/15	2,130	2,320
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,667
5% 9/1/17	750	843
5% 3/1/19	3,000	3,533
5% 2/1/22	9,400	11,742
5% 8/1/22	1,500	1,710
5% 10/1/22	1,355	1,613
5% 11/1/22	1,600	1,869
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,271
5% 12/1/22	3,500	4,090
5% 2/1/23	1,095	1,134
5% 2/1/23	25,000	30,587
5% 2/1/26	720	722
5% 3/1/26	2,800	3,085
5% 6/1/26	2,600	2,801
5% 6/1/31	2,000	2,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,084
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 11/1/24	2,800	2,876
5.125% 2/1/26	2,800	2,900
5.25% 2/1/14	120	122
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,005
5.25% 10/1/14	140	140
5.25% 10/1/17	105	105
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,309
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	790
5.25% 2/1/20	215	219
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,725
5.25% 2/1/22	1,620	1,649
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	408
5.25% 9/1/23	7,200	8,842
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,832
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,053
5.25% 4/1/30	35	35
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	4,106
5.25% 3/1/38	11,375	12,817
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,171
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,384
5.5% 11/1/34	2,535	2,987
5.5% 11/1/39	1,810	2,117
6% 4/1/18	1,570	1,948
6% 3/1/33	20,050	24,975
6% 4/1/38	1,190	1,426
6.5% 4/1/33	11,650	14,490
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,050	2,216
Series 2008 L, 5.125% 7/1/22	2,255	2,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2009 E, 5.625% 7/1/25	$ 11,000	$ 12,610
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,593
Series 2009, 5% 8/15/39	5,000	5,517
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,922
5% 11/15/23	2,000	2,311
5% 11/15/24	4,500	5,170
5% 11/15/34	3,150	3,462
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,286
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,240
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	118
6.5% 10/1/38	4,910	5,914
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,350
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,562
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,982
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,268
Series 2008 A3, 5.5% 11/15/40	3,090	3,662
Series 2011 A, 5% 3/1/20	3,250	3,811
Series 2011 D:
5% 8/15/22	900	1,089
5% 8/15/23	700	843
5% 8/15/24	1,250	1,503
5% 8/15/25	2,000	2,352
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,147
5% 12/1/32	1,000	1,056
5% 12/1/42	3,000	3,107
Series 2005, 5% 10/1/33	7,235	7,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	$ 5,000	$ 5,448
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	343
5% 7/1/20	500	568
5.125% 7/1/23	1,150	1,282
5.75% 7/1/40	5,155	5,702
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,183
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,527
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,439
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,021
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,628
5% 6/1/14	2,000	2,108
5.25% 6/1/24	5,400	5,765
5.25% 6/1/25	5,000	5,333
5.25% 6/1/30	4,000	4,207
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,896
Series 2006 G:
5% 11/1/20	1,825	2,018
5% 11/1/21	2,020	2,219
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,061
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	1,000	1,065
5.5% 6/1/17	9,980	10,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,455	$ 2,736
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,291
Series 2011 C:
5% 10/1/27	9,530	10,992
5.25% 10/1/24	4,170	4,965
5.25% 10/1/25	2,875	3,413
5.75% 10/1/31	4,000	4,796
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,328
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	662
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,824
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,338
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,434
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,069
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,992
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,150
5.125% 6/1/29	5,000	5,222
5.5% 6/1/19	2,000	2,122
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	4,961
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,462
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,737
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,102
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,196
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,165	$ 5,686
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,889
Series 2006 E:
5% 10/1/23	2,410	2,722
5.25% 10/1/21	2,900	3,344
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,994
5% 9/1/24	1,865	2,188
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,176
5% 4/1/25	5,300	6,242
Series 2012 G, 5% 11/1/25	2,500	2,891
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,580
5% 12/1/23	2,800	3,286
Series 2009 G1, 5.75% 10/1/30	1,800	2,124
Series 2009 I:
5.5% 11/1/23	1,535	1,822
6.125% 11/1/29	1,200	1,475
6.25% 11/1/21	2,000	2,516
6.375% 11/1/34	3,000	3,688
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,417
5.75% 11/1/28	6,525	7,736
6% 11/1/40	7,240	8,435
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,431
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,474
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	1,800	1,822
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series 2003 A, 5.25% 7/1/35	$ 1,180	$ 1,233
Series 2005 G, 5.25% 7/1/13	1,475	1,497
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	140
5% 8/15/19	50	58
5.75% 8/15/38	3,000	3,370
6.25% 8/15/33	2,500	2,904
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,568
Series 2007 A:
4.75% 4/1/33	2,000	2,120
5% 4/1/31	4,900	5,304
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,232
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	4,020
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,351
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,225
Series 2005 A:
5% 7/1/39	3,515	3,652
5.25% 7/1/30	4,500	4,736
Series 2005 H, 5.25% 7/1/25	5,765	6,119
Series 2012 A, 5% 4/1/42	2,800	3,149
5.375% 6/1/26	2,510	2,940
6% 6/1/33	3,020	3,650
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	980
0% 5/1/16	1,365	1,312
0% 5/1/17	1,155	1,080
0% 5/1/18	1,335	1,211
0% 5/1/19	1,000	871
0% 5/1/34 (a)	5,300	4,374
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 1,160
5% 11/1/25 (AMBAC Insured)	3,820	4,415
5% 11/1/33 (AMBAC Insured)	5,000	5,675
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,834
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,365
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,269
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,609
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,856
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,827
5% 3/1/24	2,000	2,427
5% 3/1/25	2,000	2,411
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	735
5% 9/1/28	1,250	1,396
5% 9/1/32	1,125	1,244
5% 9/1/35	585	639
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,693
5% 8/1/25 (FSA Insured)	1,435	1,650
5% 8/1/26 (FSA Insured)	2,000	2,295
5% 8/1/27 (FSA Insured)	1,785	2,043
5% 8/1/31 (FSA Insured)	5,000	5,700
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,767
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,731
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,592
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,119
Cupertino California Union School District:
5% 8/1/18	1,735	2,099
5% 8/1/19	1,120	1,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	$ 655	$ 663
5% 9/1/14 (AMBAC Insured)	690	712
5% 9/1/15 (AMBAC Insured)	725	759
5% 9/1/18 (AMBAC Insured)	835	884
5% 9/1/20 (AMBAC Insured)	925	963
5% 9/1/22 (AMBAC Insured)	1,020	1,058
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,261
6% 3/1/20 (FSA Insured)	1,000	1,180
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,525
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,526
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,934
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	969
0% 10/1/25 (AMBAC Insured)	1,665	915
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	747
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,240
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,297
0% 11/1/16 (Escrowed to Maturity)	3,500	3,401
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,221
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,622
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,053
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,381
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,741
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 3,552
Series C, 5% 8/1/36	10,000	11,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	24,070
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,162
5.875% 1/15/27	4,000	4,116
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,630
5.875% 1/15/29	4,000	4,098
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,664
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46 (b)	10,000	10,798
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,130
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,609
5% 6/1/45	12,125	12,624
5% 6/1/45	2,775	2,889
Series 2007 A1:
5% 6/1/13	1,000	1,009
5% 6/1/14	2,000	2,094
5% 6/1/15	1,000	1,082
5% 6/1/45 (FSA Insured)	235	245
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,309
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,936
5% 9/2/23	1,000	1,171
5% 9/2/25	500	573
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	500
5% 8/1/22	450	550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. - continued (Election of 2001 Proj.):
5% 8/1/23	$ 485	$ 588
5% 8/1/24	1,000	1,200
5% 8/1/26	1,370	1,624
5% 8/1/28	760	889
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,504
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,154
Series 2005 A, 5% 12/1/14	4,500	4,781
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,184
5% 8/1/25	1,000	1,173
5% 8/1/26	1,000	1,166
5% 8/1/27	1,000	1,158
5% 8/1/28	1,000	1,147
5% 8/1/29	1,000	1,140
5% 8/1/30	1,000	1,136
5% 8/1/31	1,000	1,133
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,375
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,821
0% 6/1/31 (FSA Insured)	9,750	4,299
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,276
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,702
Series A, 5.75% 8/1/33	2,800	3,306
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,292
Series 2009 A, 5.5% 8/1/29	1,000	1,180
Series 2010 C, 5.25% 8/1/39	1,300	1,564
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,966
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,372
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Concert Hall Parking Garage Proj.):
5% 3/1/23	$ 1,600	$ 1,884
(Disney Parking Proj.):
0% 3/1/13	6,490	6,490
0% 9/1/14 (AMBAC Insured)	3,860	3,803
0% 3/1/18	3,000	2,726
0% 3/1/19	3,200	2,787
0% 3/1/20	1,000	829
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,654
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,068
5.375% 9/1/17 (FSA Insured)	1,095	1,117
5.375% 9/1/18 (FSA Insured)	1,155	1,178
5.375% 9/1/19 (FSA Insured)	1,210	1,233
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,705
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,113
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,427
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,561
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,067
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,474
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,183
Series 2012 C, 5% 3/1/26	3,000	3,467
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,191
Series 2007 A1, 4.5% 1/1/28	6,900	7,602
Series 2011 A1, 5% 7/1/21	10,510	13,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	$ 10,000	$ 11,866
Series 2012 B, 5% 6/1/28	4,800	5,745
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,780
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,733
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	551
5% 7/1/39	4,095	4,414
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,613
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	789
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,564
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,781
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,569
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,639
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,232
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,708
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	965
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	878
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,068
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	793
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,864
5% 9/1/25	1,000	1,108
5% 9/1/26	1,155	1,277
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Valley Unified School District: - continued
Series 2008, 0% 9/1/32 (FSA Insured)	$ 5,000	$ 1,988
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,393
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,046
12% 8/1/17 (FSA Insured)	1,000	1,453
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,109
Series 2011 A, 6% 12/1/40	3,000	3,603
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,815
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,118
5% 9/1/17 (AMBAC Insured)	2,735	3,118
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,306
Northern California Transmission Agcy. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,198
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,244
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,432
Series 2012, 5% 1/15/25	3,460	4,074
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,185
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,008
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,265
6.5% 8/1/24	1,220	1,419
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,443
5% 2/1/23	5,000	5,819
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	$ 4,735	$ 4,742
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,873
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,579
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	751
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,662
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,288
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,559
Series 2011 O, 5% 5/1/22 (d)	4,500	5,217
Series 2012 P:
5% 5/1/22 (d)	2,500	2,952
5% 5/1/24 (d)	2,820	3,268
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,377
Series B:
0% 8/1/33	4,840	1,929
0% 8/1/35	9,000	3,199
0% 8/1/37	6,325	1,997
0% 8/1/38	20,710	6,145
0% 8/1/40	5,000	1,323
0% 8/1/41	5,000	1,257
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,069
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,546
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,736
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,904
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,047
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 3,740	$ 3,794
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,882
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,376
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,367
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,282
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,737
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,028
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,018
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,281
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,054
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,110
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,830	4,933
Series 2012 Y, 5% 8/15/27	2,800	3,354
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,967
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,062
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,175
6.5% 8/1/28	2,445	3,037
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,238
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,771
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,422
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,988
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	$ 3,300	$ 3,752
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,229
5% 11/15/17 (AMBAC Insured)	2,000	2,224
5% 11/15/18 (AMBAC Insured)	2,000	2,218
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,267
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (Escrowed to Maturity) (d)	1,000	1,058
5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,602
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,687
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,067
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,033
Series 2008 C:
0% 7/1/40	15,985	4,492
0% 7/1/42	16,185	4,145
Series 2008 E, 0% 7/1/47 (a)	8,700	3,617
Series C:
0% 7/1/46	13,500	2,871
0% 7/1/47	4,000	812
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	946
5% 8/1/19	1,115	1,252
5% 8/1/21	800	896
5% 8/1/23	1,000	1,109
5% 8/1/24	750	826
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	$ 1,000	$ 1,156
6.625% 8/1/39	1,000	1,165
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,428
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,098
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,980
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,790
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,792
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,711
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,842
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,009
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,345
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,670
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,489
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,750	1,944
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,308
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,955
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,592
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,750
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,489
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,017
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	972
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,376
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,084
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,678
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,583
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,208
0% 9/1/22 (AMBAC Insured)	2,900	2,079
0% 9/1/25 (AMBAC Insured)	6,800	4,177
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Pre-Refunded to 4/1/13 @ 100)	5,015	5,033
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	573
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,674
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,909
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,607
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,371
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,451
5% 7/1/24 (FSA Insured)	1,350	1,540
5% 7/1/25 (FSA Insured)	1,060	1,204
5% 7/1/26 (FSA Insured)	1,110	1,255
5% 7/1/27 (FSA Insured)	1,065	1,196
5% 1/1/29 (FSA Insured)	600	668
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,883
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	$ 5,000	$ 5,508
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,929
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,826
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,008
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,580
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,993
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	918
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,391
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,482
4% 5/15/20	615	697
5% 5/15/19	2,830	3,380
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,019
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,777
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	789
5.5% 5/15/24 (AMBAC Insured)	370	372
Series 2009 O, 5.75% 5/15/34	9,900	11,874
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,201
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,108
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,087
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,501
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	9,165
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Pub. Fing. Auth. Series 2013 A: - continued
5% 11/1/25	$ 1,000	$ 1,187
5% 11/1/26	1,000	1,180
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,303
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,283
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,334
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,193
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	544
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,021
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,426
6.25% 7/1/39	7,015	8,049
Series 2010 A, 5.5% 7/1/38	3,100	3,403
Series A:
5% 7/1/23	1,460	1,579
5% 7/1/25	1,665	1,777
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,727
Series 2012, 5% 8/1/32	8,265	9,472
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,945
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,480
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,528
		1,885,096
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	710
5.875% 10/1/18	1,565	1,742
		2,452
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.062% 7/1/21 (FGIC Insured) (c)	4,600	4,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,618
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	698
		12,719
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,632
Series 2009 B, 5% 10/1/25	1,500	1,644
Series A, 5.25% 10/1/15	1,255	1,342
		4,618
TOTAL MUNICIPAL BONDS (Cost $1,741,675)		1,904,885
Municipal Notes - 1.0%

California - 1.0%
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13 (Cost $19,101)	19,000	19,110
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,760,776)		1,923,995
NET OTHER ASSETS (LIABILITIES) - 2.5%		50,227
NET ASSETS - 100%		$ 1,974,222
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	50.7%
Health Care	13.1%
Transportation	8.9%
Special Tax	5.6%
Education	5.2%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	11.4%
100.0%
* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,760,776)		$ 1,923,995
Cash		61,069
Receivable for fund shares sold		1,034
Interest receivable		19,458
Prepaid expenses		3
Other receivables		9
Total assets		2,005,568

Liabilities
Payable for investments purchased Regular delivery	$ 3,568
Delayed delivery	23,015
Payable for fund shares redeemed	1,909
Distributions payable	1,865
Accrued management fee	597
Distribution and service plan fees payable	34
Other affiliated payables	301
Other payables and accrued expenses	57
Total liabilities		31,346

Net Assets		$ 1,974,222
Net Assets consist of:
Paid in capital		$ 1,833,587
Undistributed net investment income		1,604
Accumulated undistributed net realized gain (loss) on investments		(24,188)
Net unrealized appreciation (depreciation) on investments		163,219
Net Assets		$ 1,974,222

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,758 ÷ 4,283.1 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class T: Net Asset Value and redemption price per share ($5,668 ÷ 434.4 shares)	$ 13.05

Maximum offering price per share (100/96.00 of $13.05)	$ 13.59
Class B: Net Asset Value and offering price per share ($1,203 ÷ 92.5 shares)A	$ 13.01

Class C: Net Asset Value and offering price per share ($24,035 ÷ 1,849.2 shares)A	$ 13.00

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,854,611 ÷ 142,655.5 shares)	$ 13.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,947 ÷ 2,529.1 shares)	$ 13.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Interest		$ 79,489

Expenses
Management fee	$ 6,987
Transfer agent fees	1,401
Distribution and service plan fees	400
Accounting fees and expenses	350
Custodian fees and expenses	23
Independent trustees' compensation	7
Registration fees	94
Audit	56
Legal	9
Miscellaneous	14
Total expenses before reductions	9,341
Expense reductions	(67)	9,274
Net investment income (loss)		70,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,033
Change in net unrealized appreciation (depreciation) on investment securities		46,026
Net gain (loss)		47,059
Net increase (decrease) in net assets resulting from operations		$ 117,274

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,215	$ 68,544
Net realized gain (loss)	1,033	1,321
Change in net unrealized appreciation (depreciation)	46,026	143,858
Net increase (decrease) in net assets resulting from operations	117,274	213,723
Distributions to shareholders from net investment income	(69,192)	(68,520)
Distributions to shareholders from net realized gain	(237)	-
Total distributions	(69,429)	(68,520)
Share transactions - net increase (decrease)	70,635	170,835
Redemption fees	14	11
Total increase (decrease) in net assets	118,494	316,049

Net Assets
Beginning of period	1,855,728	1,539,679
End of period (including undistributed net investment income of $1,604 and undistributed net investment income of $859, respectively)	$ 1,974,222	$ 1,855,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) C	.436	.464	.470	.472	.459
Net realized and unrealized gain (loss)	.324	1.049	(.252)	.486	(.224)
Total from investment operations	.760	1.513	.218	.958	.235
Distributions from net investment income	(.428)	(.463)	(.467)	(.468)	(.461)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.430)	(.463)	(.468)	(.468)	(.465)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Total Return A,B	6.08%	13.26%	1.79%	8.57%	2.04%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.77%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.77%	.76%	.74%	.77%	.74%
Net investment income (loss)	3.38%	3.82%	3.93%	4.05%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 53	$ 40	$ 44	$ 34
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Income from Investment Operations
Net investment income (loss) C	.440	.463	.473	.477	.464
Net realized and unrealized gain (loss)	.323	1.049	(.245)	.486	(.227)
Total from investment operations	.763	1.512	.228	.963	.237
Distributions from net investment income	(.432)	(.462)	(.467)	(.473)	(.463)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.433) G	(.462)	(.468)	(.473)	(.467)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Total Return A,B	6.09%	13.21%	1.87%	8.59%	2.05%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.78%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.75%	.78%	.75%	.73%	.73%
Expenses net of all reductions	.74%	.78%	.75%	.73%	.72%
Net investment income (loss)	3.41%	3.81%	3.93%	4.09%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 4	$ 6	$ 7
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.358	.388	.395	.397	.387
Net realized and unrealized gain (loss)	.325	1.051	(.253)	.488	(.228)
Total from investment operations	.683	1.439	.142	.885	.159
Distributions from net investment income	(.351)	(.389)	(.391)	(.395)	(.385)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.353)	(.389)	(.392)	(.395)	(.389)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Total Return A,B	5.45%	12.58%	1.15%	7.90%	1.38%
Ratios to Average Net Assets D
Expenses before reductions	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of fee waivers, if any	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of all reductions	1.37%	1.38%	1.38%	1.40%	1.40%
Net investment income (loss)	2.78%	3.21%	3.29%	3.42%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 4
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) C	.337	.369	.378	.384	.374
Net realized and unrealized gain (loss)	.325	1.051	(.252)	.488	(.225)
Total from investment operations	.662	1.420	.126	.872	.149
Distributions from net investment income	(.330)	(.370)	(.376)	(.382)	(.375)
Distributions from net realized gain	(.002)	-	(.001)	- F	(.004)
Total distributions	(.332)	(.370)	(.376) G	(.382)	(.379)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Total Return A,B	5.28%	12.42%	1.02%	7.78%	1.29%
Ratios to Average Net Assets D
Expenses before reductions	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of fee waivers, if any	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.48%
Net investment income (loss)	2.62%	3.05%	3.16%	3.30%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 17	$ 19	$ 12
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) B	.475	.499	.504	.506	.495
Net realized and unrealized gain (loss)	.325	1.040	(.252)	.497	(.227)
Total from investment operations	.800	1.539	.252	1.003	.268
Distributions from net investment income	(.468)	(.499)	(.501)	(.503)	(.494)
Distributions from net realized gain	(.002)	-	(.001)	- E	(.004)
Total distributions	(.470)	(.499)	(.502)	(.503)	(.498)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Total Return A	6.41%	13.52%	2.08%	9.00%	2.33%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.47%	.46%
Net investment income (loss)	3.69%	4.12%	4.21%	4.34%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,855	$ 1,741	$ 1,456	$ 1,560	$ 1,427
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) B	.465	.492	.500	.503	.491
Net realized and unrealized gain (loss)	.324	1.049	(.255)	.496	(.226)
Total from investment operations	.789	1.541	.245	.999	.265
Distributions from net investment income	(.458)	(.491)	(.495)	(.499)	(.491)
Distributions from net realized gain	(.002)	-	(.001)	- E	(.004)
Total distributions	(.459) G	(.491)	(.495) F	(.499)	(.495)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Total Return A	6.31%	13.51%	2.02%	8.94%	2.30%
Ratios to Average Net Assets C
Expenses before reductions	.54%	.53%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.54%	.53%	.51%	.51%	.49%
Expenses net of all reductions	.54%	.53%	.51%	.51%	.48%
Net investment income (loss)	3.61%	4.05%	4.16%	4.31%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 33	$ 21	$ 62	$ 19
Portfolio turnover rate	9%	9%	8%	15%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

G Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 166,914
Gross unrealized depreciation	(1,901)
Net unrealized appreciation (depreciation) on securities and other investments	$ 165,013

Tax Cost	$ 1,758,982

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (22,498)
Net unrealized appreciation (depreciation)	$ 165,013

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (20,618)
2018	(1,880)
Total capital loss carryforward	$ (22,498)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Tax-exempt Income	$ 69,192	$ 68,520
Ordinary Income	237	-
Total	$ 69,429	$ 68,520

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,063 and $160,886, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 135	$ 15
Class T	-%	.25%	13	-*
Class B	.65%	.25%	13	9
Class C	.75%	.25%	239	51
			$ 400	$ 75

* Amount represents Fifty Five Dollars

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	4
Class C*	5
$ 20

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 70.13
Class T	5.10
Class B	1.08
Class C	34.14
California Municipal Income	1,240.07
Institutional Class	51.15
	$ 1,401

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22 and $45, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2013	2012A
From net investment income
Class A	$ 1,790	$ 1,685
Class T	176	170
Class B	40	57
Class C	613	588
California Municipal Income	65,366	64,936
Institutional Class	1,207	1,084
Total	$ 69,192	$ 68,520
From net realized gain
Class A	$ 7	$ -
Class T	1	-
Class C	3	-
California Municipal Income	222	-
Institutional Class	4	-
Total	$ 237	$ -

A February 29, 2012.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2013	2012A	2013	2012A
Class A
Shares sold	1,040	1,492	$ 13,391	$ 18,169
Reinvestment of distributions	95	98	1,221	1,193
Shares redeemed	(994)	(858)	(12,759)	(10,352)
Net increase (decrease)	141	732	$ 1,853	$ 9,010
Class T
Shares sold	90	134	$ 1,156	$ 1,641
Reinvestment of distributions	11	12	146	145
Shares redeemed	(88)	(66)	(1,124)	(800)
Net increase (decrease)	13	80	$ 178	$ 986
Class B
Shares sold	7	11	$ 95	$ 118
Reinvestment of distributions	2	2	21	26
Shares redeemed	(49)	(44)	(633)	(522)
Net increase (decrease)	(40)	(31)	$ (517)	$ (378)
Class C
Shares sold	342	479	$ 4,378	$ 5,860
Reinvestment of distributions	30	30	384	359
Shares redeemed	(334)	(188)	(4,286)	(2,259)
Net increase (decrease)	38	321	$ 476	$ 3,960
California Municipal Income
Shares sold	25,814	24,652	$ 332,551	$ 298,179
Reinvestment of distributions	3,362	3,519	43,294	42,616
Shares redeemed	(23,848)	(16,049)	(306,664)	(192,817)
Net increase (decrease)	5,328	12,122	$ 69,181	$ 147,978
Institutional Class
Shares sold	870	1,322	$ 11,203	$ 16,026
Reinvestment of distributions	54	51	700	622
Shares redeemed	(960)	(605)	(12,439)	(7,369)
Net increase (decrease)	(36)	768	$ (536)	$ 9,279

A February 29, 2012.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 5.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that there was a portfolio management change for the fund in December 2011. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-UANN-0413
1.790906.109

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity® California Short-Intermediate Tax-Free Bond Fund	1.79%	3.99%	3.90%

A From October 25, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® California Short-Intermediate Tax-Free Bond Fund on October 25, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade bonds - advanced 5.01% for the 12-month period ending February 28, 2013. By comparison, taxable investment-grade debt gained 3.12%, according to the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged that many issuers, particularly states, saw a recovery in revenues to pre-2009 levels and the overall muni default rate declined and remained low. Even with a surge in refinancing activity, the net new supply of muni bonds was muted. As for demand, munis drew heavy interest from investors seeking bonds with a yield advantage versus comparable-quality taxable bonds, and from those looking for high-quality fixed-income securities as a relative safe haven amid disappointing U.S. economic growth, the debt crisis in Europe and global economic malaise. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of the debt of most Puerto Rico issuers to borderline investment grade. Although selling subsided in early 2013, munis posted only modest returns during these months, as the threat of a limit to their federal tax exemption lingered.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Short-Intermediate Tax-Free Bond Fund: For the year, the fund returned 1.79%, while the Barclays California 1-7 Year Non-AMT Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 2.03%. Decisions that caused the fund to underperform the index included an out-of-index stake in Puerto Rico bonds, which suffered a significant sell-off in December when Moody's downgraded its general obligation debt, and the debt of several related issuers, to one level above speculative grade. Elsewhere, our view that prerefunded bonds - which are backed by U.S. government securities - had become too expensive led us to underweight this sector. This was to the detriment of our relative performance because prerefunded securities benefited from limited supply and strong demand. In contrast, our overweighting in health care bonds was a plus because the sector was one of the muni market's biggest gainers. We also were helped by our focus on lower-quality, investment-grade munis because they outpaced higher-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.35%	$ 1,000.00	$ 1,010.20	$ 1.74
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.06	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.6	41.4
Health Care	11.5	11.0
Special Tax	9.7	8.3
Electric Utilities	9.5	9.2
Water & Sewer	7.5	8.0
Weighted Average Maturity as of February 28, 2013
		6 months ago
Years	3.5	3.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	3.0	3.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
AAA 4.4%	AAA 4.7%
AA,A 76.2%	AA,A 77.0%
BBB 8.5%	BBB 7.3%
BB and Below 0.7%	BB and Below 0.4%
Not Rated 0.7%	Not Rated 3.0%
Short-Term Investments and Net Other Assets 9.5%	Short-Term Investments and Net Other Assets 7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Municipal Bonds - 90.5%
	Principal Amount	Value
California - 89.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 222,328
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	5,065,000	5,900,320
5% 8/1/18	2,645,000	3,142,048
Series 2012 A:
4% 8/1/21	1,000,000	1,135,790
5% 8/1/19	1,200,000	1,446,636
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,226,285
Alameda Corridor Trans. Auth. Rev. Series 2013 A:
5% 10/1/19	1,000,000	1,206,450
5% 10/1/20	1,730,000	2,095,687
5% 10/1/21	2,000,000	2,437,040
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,937,196
2.5% 6/1/15	895,000	934,595
2.5% 6/1/16	1,070,000	1,131,568
3% 6/1/15	525,000	554,064
3% 6/1/16	525,000	564,827
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	127,025
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	433,111
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	477,697
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	559,170
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/18 (a)	2,500,000	3,065,725
Series AI, 5% 12/1/17	12,720,000	15,212,357
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	6,160,150
Series 2011 N, 5% 5/1/19	5,000,000	6,134,050
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	114,327
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	4,760,000	5,052,359
Series 2004 A:
5% 7/1/15	1,815,000	1,925,987
5.25% 7/1/14	2,050,000	2,184,070
Series 2009 A:
5% 7/1/15	2,615,000	2,774,907
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A: - continued
5% 7/1/19	$ 7,300,000	$ 8,968,926
5% 7/1/22	5,000,000	5,620,400
5.25% 7/1/13 (Escrowed to Maturity)	4,395,000	4,466,595
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	4,679,877
5.25% 7/1/14	4,080,000	4,346,832
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,757,509
Series 2009 B, 5% 7/1/20	3,115,000	3,789,086
Series A, 5% 7/1/18	1,905,000	2,295,677
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	510,100
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	546,105
5% 4/1/16	400,000	452,316
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	471,047
4% 9/1/18	255,000	287,609
5% 9/1/16	300,000	339,168
5% 9/1/17	400,000	463,764
California Gen. Oblig.:
4% 8/1/13	500,000	507,655
4% 11/1/13	1,750,000	1,793,313
4% 11/1/14	1,265,000	1,341,153
5% 6/1/13	1,000,000	1,011,450
5% 11/1/13	870,000	897,222
5% 3/1/14	3,675,000	3,845,410
5% 3/1/16	2,500,000	2,822,175
5% 9/1/21	6,080,000	7,567,350
5% 2/1/22	3,850,000	4,809,189
5.25% 10/1/13	185,000	190,319
5.25% 2/1/14 (FSA Insured)	270,000	275,478
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	40,000	40,820
5.25% 9/1/22	12,390,000	15,928,708
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,700,000	1,700,000
5% 3/1/14	2,000,000	2,086,640
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	685,000	740,464
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	$ 50,000	$ 53,641
(Children's Hosp. of Orange County Proj.):
Series 2012 A:
3% 11/15/16	1,000,000	1,054,070
4% 11/15/17	1,000,000	1,102,380
Series 2012 A, 5% 11/15/21	1,450,000	1,694,601
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	771,075
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,105,090
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	569,250
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,594,253
5.5% 8/15/16	1,000,000	1,161,950
Series 2011 B, 4% 8/15/17	1,000,000	1,131,020
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	289,746
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	2,945,180
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.91%, tender 7/1/17 (b)	3,000,000	3,007,590
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,972,788
Series 2011 A:
4% 2/1/14	1,000,000	1,019,840
5% 3/1/19	5,010,000	5,848,173
5.25% 2/1/15	1,000,000	1,065,100
Series 2011 D:
5% 8/15/19	1,500,000	1,819,275
5% 8/15/20	1,460,000	1,797,844
Series 2011:
5% 8/15/19	2,000,000	2,425,700
5% 8/15/20	2,000,000	2,447,140
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	5,300,000	5,387,185
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	46,301
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/14	$ 1,220,000	$ 1,261,504
5% 2/1/15	1,615,000	1,720,766
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,683,520
5% 7/1/18	1,645,000	1,860,956
5% 7/1/20	875,000	994,788
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	366,048
5% 4/1/14	200,000	209,346
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,101,100
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 0.7%, tender 2/3/14 (b)	3,000,000	3,000,810
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,391,080
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,342,454
(Coalinga State Hosp. Proj.) Series 2004 A, 5.25% 6/1/14	70,000	73,778
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,080,000	3,191,742
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,775,603
Series 2007 F, 4% 11/1/13	165,000	168,719
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	5,105,000	5,786,364
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	725,000	761,482
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	103,644
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,822
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	161,262
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	$ 1,090,000	$ 1,128,215
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	342,551
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	962,180
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	706,141
5% 4/1/14	1,270,000	1,334,275
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,184,110
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,536,831
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,116,520
4% 9/1/22	1,000,000	1,109,950
4% 9/1/23	1,000,000	1,094,150
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,052,300
Series A, 5.5% 6/1/14	80,000	82,793
(Various Cap. Proj.) Series 2012 G, 5% 11/1/21	1,500,000	1,787,625
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,453,755
Series 2010 A, 5% 3/1/15	2,960,000	3,212,784
Series 2011 A, 5% 10/1/21	4,230,000	5,135,897
Series 2012 A, 5% 4/1/20	1,800,000	2,159,694
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,268,809
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,625,470
Series 2009 A, 5% 4/1/19	1,000,000	1,194,070
Series 2009 J, 5% 11/1/17	2,700,000	3,194,100
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,119,400
5% 11/1/16	1,485,000	1,719,719
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,002,590
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,005,180
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	$ 500,000	$ 557,475
5% 11/1/18	500,000	574,055
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,509,089
Series 2008 B, 5% 8/15/15	60,000	65,476
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,622,320
Series 2009 A, 5% 7/1/15	1,900,000	2,066,193
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	977,412
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,546,863
5% 6/15/13	46,560,000	47,185,290
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,495,000
2.1% 10/1/19	2,200,000	2,200,330
2.4% 10/1/20	1,250,000	1,250,175
4% 6/1/14	600,000	624,072
4% 6/1/15	325,000	346,902
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	15,412
5% 10/1/13 (FSA Insured)	40,000	41,022
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	408,696
4% 11/1/14	300,000	314,130
5% 11/1/15	1,000,000	1,099,840
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	397,652
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,499,701
4% 9/1/16	1,125,000	1,235,554
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,266,955
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,114,265
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,790,000	$ 1,810,710
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,140
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.505%, tender 12/12/15 (b)	7,000,000	7,028,350
Corona-Norco Unified School District Series 2013 A:
2% 9/1/13	1,085,000	1,092,194
5% 9/1/19	725,000	833,881
5% 9/1/20	1,285,000	1,479,472
5% 9/1/22	500,000	577,580
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,431,827
4% 8/1/14	735,000	773,543
4% 8/1/16	1,825,000	2,032,539
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	522,125
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,084,190
Series 2008, 4% 9/1/13	5,000,000	5,091,300
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	579,280
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,306,264
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	621,938
5% 9/1/22	1,295,000	1,471,975
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	382,994
Fullerton School District:
4% 8/1/16	525,000	580,955
4% 8/1/17	600,000	678,216
5% 8/1/18	500,000	600,315
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,685,000	2,727,369
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	775,000	783,990
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	205,000	207,378
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	7,470,000	7,565,616
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2003 B: - continued
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	$ 3,290,000	$ 3,332,112
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,012,800
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	175,000	177,291
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,123,534
5% 11/1/17	1,080,000	1,190,441
5% 11/1/18	1,135,000	1,261,587
5% 11/1/19	635,000	705,415
5% 11/1/20	670,000	736,953
5% 11/1/21	455,000	494,230
5% 11/1/22	745,000	810,374
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,223,060
4% 9/2/20	1,000,000	1,105,500
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	175,076
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	103,842
4% 8/1/15	125,000	135,668
4% 8/1/16	100,000	111,552
4% 8/1/17	175,000	199,764
5% 8/1/19	250,000	309,270
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,671,614
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,976,250
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,120,007
5% 5/15/15	1,000,000	1,097,620
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,683,130
Los Alamitos Unified School District 0% 9/1/16	2,000,000	1,874,900
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	587,125
5% 3/1/21	500,000	584,100
5% 9/1/21	1,270,000	1,495,539
5% 3/1/22	1,000,000	1,171,160
(Disney Parking Proj.) 0% 3/1/14	20,000	19,804
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	$ 285,000	$ 289,412
Series 2009 A, 5% 7/1/14	5,000,000	5,310,550
Series 2013 A, 5% 7/1/18 (a)	3,000,000	3,624,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,678,750
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	26,792
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Escrowed to Maturity)	165,000	174,402
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,045,960
Series 2011 A, 5% 7/1/19	5,000,000	6,146,550
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	189,571
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,470
Series 2009 A, 4% 9/1/15	2,085,000	2,265,269
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,519,291
5% 11/1/15	1,880,000	2,076,554
Series 2012 C, 5% 3/1/21	5,055,000	6,009,333
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,210,019
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2003 F:
4.5% 7/1/13	3,000,000	3,041,610
5% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	25,000	25,387
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	25,387
Series 1997 A, 6% 7/1/14	3,055,000	3,285,439
Series 1997 F, 5% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,046,440
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,315,364
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,725,013
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2003 A, 5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	$ 4,500,000	$ 4,569,660
Series 2004 I, 5% 7/1/16	3,180,000	3,640,655
Series 2009 KRY, 5% 7/1/15	5,000,000	5,521,250
Series 2011 A2, 5% 7/1/21	5,250,000	6,570,585
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,199,294
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,503,800
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/13 (FSA Insured)	175,000	177,042
5% 7/1/14 (FSA Insured)	2,000,000	2,107,520
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	50,602
4% 7/1/15	100,000	105,612
4% 7/1/17	85,000	93,038
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,950,466
3% 8/1/16	1,925,000	2,044,254
3% 8/1/17	1,735,000	1,840,193
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	35,000	35,545
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,389,540
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,175,660
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100)	15,000	15,277
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,857,011
Series 2011, 4% 2/1/17	525,000	586,247
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,244,573
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	692,725
4% 8/1/17	500,000	566,570
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,952
5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	38,877
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	$ 1,705,000	$ 1,767,250
4% 8/1/16	1,335,000	1,446,312
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,205,217
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,136,710
5% 7/1/17	2,750,000	3,203,998
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,513,828
Oakland Unified School District Alameda County Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	690,056
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,871,494
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	326,055
4% 8/1/17	450,000	515,367
4% 8/1/18	200,000	232,870
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	111,333
4% 8/15/15	50,000	54,221
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	217,569
3.5% 10/1/14	150,000	156,339
4% 10/1/15	100,000	107,731
4% 10/1/16	100,000	109,983
4% 10/1/17	420,000	469,384
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
2% 6/1/13	1,135,000	1,138,757
4% 6/1/18	1,345,000	1,465,539
4% 6/1/20	1,560,000	1,666,018
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,863,155
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	299,695
4% 8/1/15	250,000	268,648
5% 8/1/17	470,000	547,292
5% 8/1/18	505,000	600,773
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	$ 300,000	$ 315,645
5% 8/1/15	1,000,000	1,106,190
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	63,471
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	370,168
4% 9/15/21	325,000	352,092
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	5,273,207
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,262,093
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	50,157
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,225,363
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,145,572
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,058,480
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 B, 5.4% 11/1/20	2,855,000	3,255,528
Series A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,425,350
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	42,700
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/13	625,000	633,938
5% 7/1/14	550,000	578,072
5% 7/1/16	1,275,000	1,422,581
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,215,850
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,786,890
5% 8/15/20	5,500,000	6,742,505
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,967,300
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,062,487
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
5% 8/1/16	$ 215,000	$ 244,653
5% 8/1/17	150,000	175,796
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,434,200
Series 2009 B, 5.25% 8/1/19	3,285,000	3,799,727
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,765,918
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,485,250
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,706,300
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,389
San Diego Unified School District (Election of 1998 Proj.):
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	2,000,000	2,050,440
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	1,695,000	1,737,748
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	79,555
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
2% 8/1/13	400,000	401,728
2% 8/1/14	670,000	676,693
3% 8/1/16	800,000	826,736
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,130
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,838,700
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,686,398
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	912,403
5% 8/1/16	1,095,000	1,178,614
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,998,977
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D, 5% 11/1/16	4,445,000	5,166,868
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,280,000	$ 1,439,590
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,237,385
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	26,764
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,277,066
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,089,570
5% 5/15/16	1,000,000	1,122,070
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	21,437
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	1,012,246
4% 6/1/20	770,000	889,566
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	458,324
5% 8/1/15	250,000	277,185
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	58,326
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	303,504
3% 12/1/14	250,000	259,035
5% 12/1/15	300,000	330,705
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,227,741
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/13	65,000	66,316
6.75% 7/1/13 (FSA Insured)	1,800,000	1,836,450
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	208,228
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	47,997
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,727
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig.:
3% 7/1/13	$ 350,000	$ 352,380
5% 7/1/21 (FSA Insured)	1,200,000	1,386,060
5% 7/1/22 (FSA Insured)	1,220,000	1,406,367
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	20,879
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,506,600
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,213,690
5.375% 8/1/22	1,750,000	2,109,240
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,271,094
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,043,883
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,303,019
Series 2009 O:
5% 5/15/17	950,000	1,118,122
5% 5/15/17 (Escrowed to Maturity)	50,000	59,008
Series 2010 S, 5% 5/15/16	1,785,000	2,033,722
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,082,180
5% 1/1/17	2,115,000	2,332,528
5% 1/1/18	2,220,000	2,475,922
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,727,904
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/13	250,000	252,478
5% 7/1/14	300,000	313,083
5% 7/1/15	520,000	556,806
5% 7/1/16	200,000	218,714
Series 2010 A, 5% 7/1/17	1,000,000	1,105,680
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,781,025
5% 8/1/19 (FSA Insured)	1,500,000	1,810,320
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	519,165
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Western Riverside County Trust & Wastewtr. Fin. Auth.: - continued
5% 9/1/13 (Assured Guaranty Corp. Insured)	$ 500,000	$ 509,805
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,609
		707,183,335
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,753,830
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	3,000,000	3,159,120
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	673,542
5% 10/1/15	600,000	646,938
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,094,590
Series 2009 A, 6% 10/1/14	1,250,000	1,311,863
Series 2009 B, 5% 10/1/16	2,000,000	2,189,180
		5,916,113
TOTAL MUNICIPAL BONDS (Cost $689,774,606)		718,012,398
Municipal Notes - 3.1%
	Principal Amount	Value
California - 3.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	$ 8,000,000	$ 8,037,760
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	10,000,000	10,058,000
California School Cash Reserve Prog. Auth. TRAN Series 2013 BB, 2% 10/1/13	6,500,000	6,561,620
TOTAL MUNICIPAL NOTES (Cost $24,646,066)		24,657,380
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $714,420,672)		742,669,778
NET OTHER ASSETS (LIABILITIES) - 6.4%		50,613,170
NET ASSETS - 100%		$ 793,282,948
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.6%
Health Care	11.5%
Special Tax	9.7%
Electric Utilities	9.5%
Water & Sewer	7.5%
Escrowed/Pre-Refunded	5.2%
Others (Individually Less Than 5%)	5.6%
Net Other Assets	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $714,420,672)		$ 742,669,778
Cash		49,064,703
Receivable for fund shares sold		2,045,273
Interest receivable		7,156,194
Prepaid expenses		1,346
Receivable from investment adviser for expense reductions		102,913
Other receivables		7,913
Total assets		801,048,120

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,470,835
Payable for fund shares redeemed	590,024
Distributions payable	278,102
Accrued management fee	239,760
Other affiliated payables	135,152
Other payables and accrued expenses	51,299
Total liabilities		7,765,172

Net Assets		$ 793,282,948
Net Assets consist of:
Paid in capital		$ 764,994,657
Undistributed net investment income		59,659
Accumulated undistributed net realized gain (loss) on investments		(20,474)
Net unrealized appreciation (depreciation) on investments		28,249,106
Net Assets, for 73,350,650 shares outstanding		$ 793,282,948
Net Asset Value, offering price and redemption price per share ($793,282,948 ÷ 73,350,650 shares)		$ 10.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2013

Investment Income
Interest		$ 19,770,601

Expenses
Management fee	$ 2,905,559
Transfer agent fees	637,600
Accounting fees and expenses	175,695
Custodian fees and expenses	9,271
Independent trustees' compensation	2,840
Registration fees	25,540
Audit	58,441
Legal	3,665
Miscellaneous	6,745
Total expenses before reductions	3,825,356
Expense reductions	(1,105,534)	2,719,822
Net investment income (loss)		17,050,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		393,738
Change in net unrealized appreciation (depreciation) on investment securities		(2,886,363)
Net gain (loss)		(2,492,625)
Net increase (decrease) in net assets resulting from operations		$ 14,558,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,050,779	$ 16,060,802
Net realized gain (loss)	393,738	810,706
Change in net unrealized appreciation (depreciation)	(2,886,363)	20,496,255
Net increase (decrease) in net assets resulting from operations	14,558,154	37,367,763
Distributions to shareholders from net investment income	(16,658,477)	(16,312,884)
Distributions to shareholders from net realized gain	(450,723)	(1,107,582)
Total distributions	(17,109,200)	(17,420,466)
Share transactions Proceeds from sales of shares	290,522,647	294,781,505
Reinvestment of distributions	13,611,892	14,174,902
Cost of shares redeemed	(294,988,986)	(169,911,466)
Net increase (decrease) in net assets resulting from share transactions	9,145,553	139,044,941
Redemption fees	3,499	3,912
Total increase (decrease) in net assets	6,598,006	158,996,150

Net Assets
Beginning of period	786,684,942	627,688,792
End of period (including undistributed net investment income of $59,659 and distributions in excess of net investment income of $248,759, respectively)	$ 793,282,948	$ 786,684,942
Other Information Shares
Sold	26,837,476	27,521,628
Issued in reinvestment of distributions	1,257,422	1,324,256
Redeemed	(27,268,153)	(15,889,843)
Net increase (decrease)	826,745	12,956,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.54	$ 10.64	$ 10.35	$ 10.09
Income from Investment Operations
Net investment income (loss) B	.232	.247	.249	.263	.295
Net realized and unrealized gain (loss)	(.039)	.331	(.092)	.308	.263
Total from investment operations	.193	.578	.157	.571	.558
Distributions from net investment income	(.227)	(.251)	(.249)	(.266)	(.299)
Distributions from net realized gain	(.006)	(.017)	(.008)	(.015)	-
Total distributions	(.233)	(.268)	(.257)	(.281)	(.299)
Redemption fees added to paid in capital B	- D	- D	- D	- D	.001
Net asset value, end of period	$ 10.81	$ 10.85	$ 10.54	$ 10.64	$ 10.35
Total Return A	1.79%	5.55%	1.48%	5.58%	5.62%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34%	.35%	.34%	.35%	.31%
Net investment income (loss)	2.14%	2.31%	2.34%	2.51%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 793,283	$ 786,685	$ 627,689	$ 625,453	$ 355,044
Portfolio turnover rate	17%	12%	22%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity® California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,589,626
Gross unrealized depreciation	(264,431)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,325,195

Tax Cost	$ 714,344,583

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ 28,325,195

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Tax-exempt Income	$ 16,658,477	$ 16,312,884
Ordinary Income	-	134,973
Long-term Capital Gains	450,723	972,609
Total	$ 17,109,200	$ 17,420,466

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,238,371 and $122,757,355, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports,

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,097 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,037,021.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68,513.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Short-Intermediate Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Short-Intermediate Tax-Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Short-Intermediate Tax-Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2013, $309,069, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Short-Intermediate Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CSI-UANN-0413
1.817076.107

Item 2. Code of Ethics

As of the end of the period, February 28, 2013, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California Municipal Income Fund and Fidelity California Short-Intermediate Tax-Free Bond Fund (the "Funds"):

Services Billed by PwC

February 28, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$50,000	$-	$2,300	$2,300
Fidelity California Short-Intermediate Tax-Free Bond Fund	$54,000	$-	$2,300	$1,800

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$48,000	$-	$2,200	$2,200
Fidelity California Short-Intermediate Tax-Free Bond Fund	$52,000	$-	$2,200	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2013A	February 29, 2012A
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2013 A	February 29, 2012 A
PwC	$5,415,000	$5,130,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2013